                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                                File No. 2-28871
                                                               File No. 811-1485

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ----------------

         Post-Effective Amendment No.          67
                                      ---------------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     67
                       -------------

                         DELAWARE GROUP EQUITY FUNDS III
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


2005 Market Street, Philadelphia, Pennsylvania                        19103-7094
---------------------------------------------------------------- ---------------
         (Address of Principal Executive Offices)                     (Zip Code)



Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Public Offering:                                June 1, 2003
                                                            --------------------

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------
     X      on May 1, 2003 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

                    this post-effective amendment designates a new effective
---------           date for a previously filed post-effective amendment

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 67 to Registration File No. 2-28871 includes the following:


1. Facing Page

2. Contents Page

3. Part A - Prospectuses

4. Part B - Statement of Additional Information

5. Part C - Other Information

6. Signatures

7. Exhibits

                         DELAWARE GROUP EQUITY FUNDS III

                         Delaware American Services Fund
                          Delaware Focused Growth Fund
                           Delaware Focused Value Fund
                            Delaware Health Care Fund
                         Delaware Small Cap Growth Fund
                     Delaware Technology and Innovation Fund
                               Delaware Trend Fund

                                 (each a "Fund")

                            Supplement to the Fund's
                     Class A, Class B and Class C Prospectus
                              dated August 27, 2002

The Board of Trustees has approved the addition of Class R shares. These Shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

Delaware American Services Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware American Services Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a              none
percentage of offering price
------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a               none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                  none
dividends
------------------------------------------------------------------------
Redemption fees                                                    none
------------------------------------------------------------------------
Exchange fees(1)                                                   none
------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                   0.75%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.60%
------------------------------------------------------------------------
Other expenses                                                    1.37%
------------------------------------------------------------------------
Total operating expenses                                          2.72%
------------------------------------------------------------------------
Fee waivers and payments(2)                                     (1.37%)
------------------------------------------------------------------------
Net expenses                                                      1.35%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
1 year                                                             $137
------------------------------------------------------------------------
3 years                                                            $714
------------------------------------------------------------------------
5 years                                                          $1,318
------------------------------------------------------------------------
10 years                                                         $2,951
------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Delaware Focused Growth Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 8 of the Prospectus under "Profile:
Delaware Focused Growth Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a              none
percentage of offering price
------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a               none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                  none
dividends
------------------------------------------------------------------------
Redemption fees                                                    none
------------------------------------------------------------------------
Exchange fees(1)                                                   none
------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                   0.65%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.60%
------------------------------------------------------------------------
Other expenses                                                    1.15%
------------------------------------------------------------------------
Total operating expenses                                          2.40%
------------------------------------------------------------------------
Fee waivers and payments(2)                                     (1.05%)
------------------------------------------------------------------------
Net expenses                                                      1.35%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
1 year                                                             $137
------------------------------------------------------------------------
3 years                                                            $648
------------------------------------------------------------------------
5 years                                                          $1,185
------------------------------------------------------------------------
10 years                                                         $2,656
------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Delaware Focused Value Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 5 of the Prospectus under "Profile:
Delaware Focused Value Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a              none
percentage of offering price
------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a               none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                  none
dividends
------------------------------------------------------------------------
Redemption fees                                                    none
------------------------------------------------------------------------
Exchange fees(1)                                                   none
------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                   1.00%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.60%
------------------------------------------------------------------------
Other expenses                                                    1.34%
------------------------------------------------------------------------
Total operating expenses                                          2.94%
------------------------------------------------------------------------
Fee waivers and payments(2)                                     (1.34%)
------------------------------------------------------------------------
Net expenses                                                      1.60%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
1 year                                                             $163
------------------------------------------------------------------------
3 years                                                            $783
------------------------------------------------------------------------
5 years                                                          $1,430
------------------------------------------------------------------------
10 years                                                         $3,166
------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.00% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Delaware Health Care Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware Health Care Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a              none
percentage of offering price
------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a               none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                  none
dividends
------------------------------------------------------------------------
Redemption fees                                                    none
------------------------------------------------------------------------
Exchange fees(1)                                                   none
------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                   0.75%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.60%
------------------------------------------------------------------------
Other expenses                                                    1.34%
------------------------------------------------------------------------
Total operating expenses                                          2.69%
------------------------------------------------------------------------
Fee waivers and payments(2)                                     (1.34%)
------------------------------------------------------------------------
Net expenses                                                      1.35%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
1 year                                                             $137
------------------------------------------------------------------------
3 years                                                            $708
------------------------------------------------------------------------
5 years                                                          $1,305
------------------------------------------------------------------------
10 years                                                         $2,923
------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Delaware Small Cap Growth Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 3 of the Prospectus under "Profile:
Delaware Small Cap Growth Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a              none
percentage of offering price
------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a               none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                  none
dividends
------------------------------------------------------------------------
Redemption fees                                                    none
------------------------------------------------------------------------
Exchange fees(1)                                                   none
------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                   1.00%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.60%
------------------------------------------------------------------------
Other expenses                                                    2.05%
------------------------------------------------------------------------
Total operating expenses                                          3.65%
------------------------------------------------------------------------
Fee waivers and payments(2)                                     (1.70%)
------------------------------------------------------------------------
Net expenses                                                      1.95%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
1 year                                                             $198
------------------------------------------------------------------------
3 years                                                            $960
------------------------------------------------------------------------
5 years                                                          $1,744
------------------------------------------------------------------------
10 years                                                         $3,796
------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.35% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Delaware Technology and Innovation Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware Technology and Innovation Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a              none
percentage of offering price
------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a               none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                  none
dividends
------------------------------------------------------------------------
Redemption fees                                                    none
------------------------------------------------------------------------
Exchange fees(1)                                                   none
------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                   0.75%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.60%
------------------------------------------------------------------------
Other expenses                                                    2.47%
------------------------------------------------------------------------
Total operating expenses                                          3.82%
------------------------------------------------------------------------
Fee waivers and payments(2)                                     (2.02%)
------------------------------------------------------------------------
Net expenses                                                      1.80%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
1 year                                                             $183
------------------------------------------------------------------------
3 years                                                            $981
------------------------------------------------------------------------
5 years                                                          $1,797
------------------------------------------------------------------------
10 years                                                         $3,925
------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Delaware Trend Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile:
Delaware Trend Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a              none
percentage of offering price
------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a               none
percentage of original purchase price or redemption price,
whichever is lower
------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested                  none
dividends
------------------------------------------------------------------------
Redemption fees                                                    none
------------------------------------------------------------------------
Exchange fees(1)                                                   none
------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                   0.71%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.60%
------------------------------------------------------------------------
Other expenses                                                    0.39%
------------------------------------------------------------------------
Total operating expenses                                          1.70%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------
1 year                                                             $173
------------------------------------------------------------------------
3 years                                                            $536
------------------------------------------------------------------------
5 years                                                            $923
------------------------------------------------------------------------
10 years                                                         $2,009
------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund, Delaware Health Care Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share Class - Class A" on page 12 of Delaware American Services Fund and Delaware Technology and Innovation Fund's prospectus; on page 16 of Delaware Focused Growth Fund and Delaware Focused Value Fund's prospectus; and on page 10 of Delaware Health Care Fund, Delaware Small Cap Growth Fund and Delaware Trend Fund's prospectus:

CLASS A

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

The following information replaces the fifth bullet under "About your account - Choosing a share Class - Class B" on page 13 of Delaware American Services Fund and Delaware Technology and Innovation Fund's prospectus; on page 17 of Delaware Focused Growth Fund and Delaware Focused Value Fund's prospectus; and on page 11 of Delaware Health Care Fund, Delaware Small Cap Growth Fund and Delaware Trend Fund's prospectus:

CLASS B

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information replaces the fourth bullet under "About your account - Choosing a share Class - Class C" on page 13 of Delaware American Services Fund and Delaware Technology and Innovation Fund's prospectus; on page 17 of Delaware Focused Growth Fund and Delaware Focused Value Fund's prospectus; on page 12 of Delaware Health Care Fund's prospectus; and on page 11 of Delaware Small Cap Growth Fund and Delaware Trend Fund's prospectus:

CLASS C

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information supplements the section "About your account - Choosing a share Class" on page 12 of Delaware American Services Fund and Delaware Technology and Innovation Fund's prospectus; on page 15 of Delaware Focused Growth Fund and Delaware Focused Value Fund's prospectus; and on page 10 of Delaware Health Care Fund, Delaware Small Cap Growth Fund and Delaware Trend Fund's prospectus:

CLASS R

o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple emplyees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments' retirement recordkeeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 14 of Delaware American Services Fund and Delaware Technology and Innovation Fund's prospectus; on page 18 of Delaware Focused Growth Fund and Delaware Focused Value Fund's prospectus; on page 13 of Delaware Health Care Fund's prospectus; and on page 12 of Delaware Small Cap Growth Fund and Delaware Trend Fund's prospectus:

"Class R shares have no up front sales charge."

The following replaces the second sentence under the section "About your account
- Special services - Exchanges" on page 19 of Delaware American Services Fund and Delaware Technology and Innovation Fund's prospectus on page 21 of Delaware Focused Growth Fund and Delaware Focused Value Fund; on page 16 of Delaware Health Care Fund; on page 17 of Delaware Small Cap Growth Fund's prospectus; and on page 16 of Delaware Trend Fund's prospectus:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares."




This Supplement is dated May 1, 2003.



                                                                    --------------------------------------------------------
Delaware Investments includes funds with a wide range of
investment objectives.  Stock funds, income funds, national and     DELAWARE GROUP EQUITY FUNDS III
state-specific tax-exempt funds, money market funds, global and
international funds and closed-end funds give investors the         --------------------------------------------------------
ability to create a portfolio that fits their personal financial goals.  For more information, shareholders of the Classes A, B, C
and R Shares should contact their financial advisor or call         Delaware American Services Fund
Delaware Investments at 800 523-1918 and shareholders of the        Delaware Focused Growth Fund
Institutional Classes should contact Delaware Investments at        Delaware Focused Value Fund
800 510-4015.                                                       Delaware Technology and Innovation Fund
                                                                    Delaware Trend Fund

                                                                    A CLASS
INVESTMENT MANAGER                                                  B CLASS
Delaware Management Company                                         C CLASS
2005 Market Street                                                  R CLASS
Philadelphia, PA 19103-7094                                         INSTITUTIONAL CLASS
                                                                    --------------------------------------------------------
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street                                                  PART B
Philadelphia, PA 19103-7094
                                                                    STATEMENT OF
LEGAL COUNSEL                                                       ADDITIONAL INFORMATION
Stradley, Ronon, Stevens & Young, LLP                               --------------------------------------------------------
2005 Market Street
Philadelphia, PA 19103-7094                                         AUGUST 27, 2002
                                                                    (as amended MAY 1, 2003)
INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7055

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



                                                                                          Delaware
                                                                                          Investments(SM)
                                                                                          ---------------------------------------
                                                                                          A member of Lincoln Financial Group(R)


                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 27, 2002
                            (as amended May 1, 2003)

                         DELAWARE GROUP EQUITY FUNDS III
                           Delaware American Services
                          Delaware Focused Growth Fund
                           Delaware Focused Value Fund
                     Delaware Technology and Innovation Fund
                               Delaware Trend Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

        For more information about the Institutional Class: 800 510-4015


       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares, Class C Shares and Class R Shares:
                            Nationwide 800 523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500


        Delaware Group Equity Funds III ("Equity Funds III") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes shares of Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund (individually a "Fund" and collectively the "Funds"). Each Fund offers Class A Shares, Class B Shares, Class C Shares and Class R Shares (together referred to as the "Fund Classes") and an Institutional Class (together referred to as the "Institutional Classes"). Equity Funds III also offer Delaware Health Care Fund and Delaware Small Cap Growth Fund, which is described in a separate Part B. All references to "shares" in this Part B refer to all classes of shares of Equity Funds III, except where noted.

        This Part B supplements the information contained in the current Prospectuses for the Fund Classes dated August 27, 2002 and the current Prospectuses for the Institutional Classes dated August 27, 2002, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting a Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors will be incorporated by reference from the Annual Report into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports will be able to be obtained, without charge, by calling 800 523-1918.


------------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                                       Page                                                              Page
------------------------------------------------------------------------------------------------------------------------------
Cover Page                                               1    Dividends and Realized Securities Profits Distributions      51
------------------------------------------------------------------------------------------------------------------------------
Investment Policies                                      2    Taxes                                                        51
------------------------------------------------------------------------------------------------------------------------------
Performance Information                                  11   Investment Management Agreement                              55
------------------------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage                          18   Officers and Trustees                                        58
------------------------------------------------------------------------------------------------------------------------------
Purchasing Shares                                        21   General Information                                          61
------------------------------------------------------------------------------------------------------------------------------
Investment Plans                                         34   Financial Statements                                         71
------------------------------------------------------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value           42   Appendix A--Investment Objectives of the Funds in the        72
                                                                     Delaware Investments Family
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Redemption and Exchange                                  43
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INVESTMENT POLICIES

Investment Restrictions
        Fundamental Investment Restrictions--Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

        A Fund shall not:

        1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The Delaware Focused Growth Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings. The Delaware American Services Fund and Delaware Technology and Innovation Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings consistent with its name.

        2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

        3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

        4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

        5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

        6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

        Non-fundamental Investment Restrictions--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

        1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

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

        2. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

        The following are additional non-fundamental investment restrictions for the Delaware Trend Fund:

        The Delaware Trend Fund shall not:

        1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

         2. Acquire control of any company.

         3. Purchase or retain securities of any company which has an officer or director who is an officer or director of the Fund, or an officer, director or partner of its investment manager if, to the knowledge of the Fund, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         4. Invest in securities of other investment companies except at customary brokerage commissions rates or in connection with mergers, consolidations or offers of exchange.

         5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

         6. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.) Any investment in real estate together with any investment in illiquid assets cannot exceed 10% of the value of the Fund's assets.

         7. Sell short any security or property.

         8. Deal in commodities.

         9. Borrow money in excess of 10% of the value of its assets, and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds
5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below
300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

        10. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

        11. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.



                                       4
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        12. Act as an underwriter of securities of other issuers.

        13. Permit long or short positions on shares of the Fund to be taken by its officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

        14. Invest more than 25% of its assets in any one particular industry.
Although it is not a matter of fundamental policy, the Fund has also made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New
York Stock Exchange or American Stock Exchange. In addition, although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

        The Funds may make the following investments consistent with their respective investment objective.

Equity Securities
        Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Warrants
        Each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Foreign Securities
        Each Fund may invest up to 20% (not more than 5% for the Delaware Trend
Fund) of its net assets in foreign securities, although none of the Funds presently intends to invest in these securities. Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations.

        Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.

        Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders.



                                       5
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ADRs
        Each Fund may invest in sponsored and unsponsored American Depositary
Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored"
ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Repurchase Agreements
        A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security.
Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis. While a Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest excess cash balances.

        The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted and Illiquid Securities
        Each Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions in accordance with an exemption from the registration requirements under applicable securities laws or after registration. The Funds will not purchase illiquid assets, including such restricted securities, if more than 15% (10% for the Delaware Trend Fund) of the value of their respective assets would then consist of illiquid securities.

        Certain of the privately placed securities acquired by a Fund will be eligible for resale by the Fund pursuant to Rule 144A under the 1933 Act ("Rule
144A Securities"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers such as the Fund.

        While maintaining oversight, the Board of Trustees of Equity Funds III has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's limitation in investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule
144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and then number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

        If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


                                       6

Borrowings
        Although each Fund is permitted under certain circumstances to borrow money and invest in investment company securities, it does not normally do so.

Portfolio Loan Transactions
        Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

        It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) a Fund must be able to terminate the loan after notice, at any time; 4) a Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of the Equity Funds III know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

        The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Options on Securities
        Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. Each Fund will not invest more than 15% of its assets in illiquid securities.

        A. Covered Call Writing--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

        During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

        With respect to options on actual portfolio securities owned by a Fund, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

        Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

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        If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

        The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

        A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

        B. Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option.

        Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

        A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
        Each Fund (except the Delaware Trend Fund) may also engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

        Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

        As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

        A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

        A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Funds portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

        Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

        A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures Contracts and Options on Futures Contracts
        Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund may enter into futures contracts on stocks and stock indices, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for a Fund.

        A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

        The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market." A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

        Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

        Each Fund may also purchase and write options on the types of futures contracts in which a Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

        At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

        To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures.

REITs
        Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

        A Fund's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

        REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

        REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Securities of Companies in the Financial Services Industry
        Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities a Fund may purchase.

        Each Fund may also purchase securities (not limited to equity or debt individually) of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities if the following conditions are met: (1) immediately after the purchase of any securities issuer's equity and debt securities, the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that securities issuer;
(2) immediately after a purchase of equity securities of a securities issuer, a Fund may not own more than 5% of the outstanding securities of that class of the securities issuer's equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, a Fund may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

        In applying the gross revenue test, an issuer's gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which its owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer's gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

        The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

        In addition, Delaware American Services Fund is generally prohibited from purchasing or otherwise acquiring any security (not limited to equity or debt individually) issued by any insurance company if the Fund and any company controlled by the Fund own in the aggregate or, as a result of the purchase, will own in the aggregate more than 10% of the insurance company. Certain state insurance laws impose similar limitations.

Concentration
        In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.


PERFORMANCE INFORMATION

        From time to time, each Fund may state each Class' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-year and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information of each Class over additional periods of time.

        The average annual total rate of return for each Class will be based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations.
                                                n
                                         P(1 + T) = ERV
      Where:
                  P = a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                  T =   average annual total return;

                  n =   number of years;

                ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

        In presenting performance information for Class A Shares, the contingent deferred sales charge applicable only to certain redemptions of those shares ("Limited CDSC") will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

        Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in a Fund in the future.

        Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, a Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

        The performance of each Class (except Class R) of the Funds as shown below is the average annual total return quotations through June 30, 2002, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The average annual total return for Class B and C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at June 30, 2002. The average annual total return for Class B and C Shares excluding deferred sales charge assumes the shares were not redeemed at June 30, 2002, and therefore does not reflect the deduction of a CDSC. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Returns for the Class B Shares and Class C Shares of Delaware Focused Growth Fund and Delaware Focused Value Fund are not provided because these shares have not commenced operations as of the close of the fiscal year. No return information currently is provided Class R.



                                                  Average Annual Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Class B        Class B         Class C         Class C
                                                                         Shares(3)      Shares(3)       Shares(3)       Shares(3)
Delaware American            Class A       Class A                     (Including      (Excluding     (Including      (Excluding
Services Fund             Shares (1,2)  Shares(1, 2)  Institutional   Deferred Sales    Deferred     Deferred Sales     Deferred
                           (at Offer)     (at NAV)       Class(3)         Charge)      Sales Charge)      Charge)     Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02             1.17%         7.34%          7.73%           1.66%          6.66%           5.57%          6.57%
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund                    18.18%        21.01%         21.18%           6.67%          9.58%           9.51%          9.51%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares began paying 12b-1 payments on March 1, 2001 and performance prior to that date does not reflect such payments.
(2) Commenced operations on December 29, 1999 and date of initial public offering was March 1, 2001.
(3) Date of commencement and initial public offer was March 1, 2001.


                                    Average Annual Total Returns(1)
-----------------------------------------------------------------------------------------------------
Delaware Focused                       Class A Shares        Class A Shares         Institutional
Growth Fund                              (at Offer)             (at NAV)                Class
-----------------------------------------------------------------------------------------------------
1 year ended 6/30/02                       -25.81%               -21.30%               -21.30%
-----------------------------------------------------------------------------------------------------
Life of Fund(2)                            -10.42%                -8.28%                -8.28%
-----------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor.
    See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on December 29, 1999.


                                    Average Annual Total Returns(1)
-----------------------------------------------------------------------------------------------------
Delaware Focused                     Class A Shares        Class A Shares         Institutional
Value Fund                              (at Offer)             (at NAV)                Class
-----------------------------------------------------------------------------------------------------
1 year ended 6/30/02                      -24.11%               -19.48%               -19.48%
-----------------------------------------------------------------------------------------------------
Life of Fund(2)                           -12.57%               -10.48%               -10.48%
-----------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor.
    See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on December 29, 1999.


                                                 Average Annual Total Returns(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B         Class B         Class C        Class C
                                                                           Shares          Shares          Shares         Shares
                               Class A       Class A                     (Including      (Excluding      (Including     (Excluding
Delaware Technology and        Shares        Shares     Institutional  Deferred Sales     Deferred     Deferred Sales    Deferred
Innovation Fund              (at Offer)     (at NAV)        Class         Charge)      Sales Charge)      Charge)      Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02           -60.41%       -57.94%       -57.76%          -60.27%        -58.18%          -58.59%       -58.18%
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)                -53.10%       -51.98%       -51.84%          -52.84%        -52.27%          -52.27%       -52.27%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor.
    See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on December 29, 1999.


                                                  Average Annual Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Class B       Class C        Class C
                                                                         Class B Shares     Shares         Shares         Shares
                              Class A        Class A                       (Including     (Excluding     (Including     (Excluding
                           Shares (1, 2)    Shares(1)   Institutional    Deferred Sales    Deferred    Deferred Sales    Deferred
Delaware Trend Fund         (at Offer)      (at NAV)        Class         Charge)(3)     Sales Charge)     Charge)     Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02           -22.85%       -18.12%       -17.90%          -22.72%        -18.65%         -19.52%        -18.70%
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended 6/30/02           -1.85%         0.11%         0.40%           -1.37%         -0.58%          -0.59%         -0.59%
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended 6/30/02            7.90%         9.19%         9.50%            8.16%          8.42%           8.41%          8.41%
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended 6/30/02          13.06%        13.73%        14.01%              N/A            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
15 years ended 6/30/02          12.64%        13.08%        13.27%              N/A            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)                  9.10%         9.29%         9.37%           11.70%         11.70%           9.41%          9.41%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

         From time to time, a Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index, the Dow Jones Industrial Average or the Russell 2000 Growth Index.

        Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecast growth values. These stocks are selected from the 2,000 smallest companies in the Russell 3000 Index which represent approximately 10% of the total market capitalization of the Russell 3000 Index. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stock traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depositary Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

        In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

        Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

        Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

        Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

        Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of a Fund and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware Investment Advisers ("DIA"), an affiliate of the Manager, including the number of such clients serviced by DIA.

        The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Fund through June 30, 2002. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but is also shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is not a guarantee of future results. Pursuant to applicable regulation, total return shown for the Delaware Trend Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Returns for the Class B Shares and Class C Shares of Delaware Focused Growth Fund and Delaware Focused Value Fund are not provided because these shares have not commenced operations as of the close of the fiscal year.


                                                       Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Class B        Class B       Class C        Class C
                                                                            Shares(3)      Shares(3)      Shares(3)      Shares(3)
                                 Class A        Class A                    (Including     (Excluding     (Including     (Excluding
Delaware American             Shares(1, 2)   Shares(1, 2)  Institutional    Deferred       Deferred       Deferred       Deferred
Services Fund                 (at Offer)       (at NAV)      Class(3)     Sales Charge)  Sales Charge)  Sales Charge)  Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 6/30/02           -11.46%         -6.04%         -5.94%        -10.86%         -6.17%         -7.19%         -6.26%
-----------------------------------------------------------------------------------------------------------------------------------
6 months ended 6/30/02            -4.14%          1.68%          1.77%         -3.69%          1.31%          0.22%          1.22%
-----------------------------------------------------------------------------------------------------------------------------------
9 months ended 6/30/02            11.63%         18.41%         18.59%         12.69%         17.69%         16.71%         17.71%
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02               1.17%          7.34%          7.73%          1.66%          6.66%          5.57%          6.57%
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund                      52.03%         61.33%         61.92%          9.02%         13.02%         12.91%         12.91%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares began paying 12b-1 payments on March 1, 2001 and performance prior to that date does not reflect such payments.
(2) Commenced operations on December 29, 1999 and date of initial public offering was March 1, 2001.
(3) Date of commencement and initial public offer was March 1, 2001.


                                                       Cumulative Total Returns(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                  Delaware          Delaware
                               Focused Growth    Focused Growth      Delaware         Delaware         Delaware          Delaware
                              Fund Fund Fund    Fund Fund Fund    Focused Growth   Focused Value     Focused Value    Focused Value
                              Class A Shares     Class A Shares    Institutional  Class A Shares   Class A Shares    Institutional
                                 (at Offer)         (at NAV)           Class         (at Offer)        (at NAV)           Class
------------------------------------------------------------------------------------------------------------------------------------
3 months ended 6/30/02             -21.09%           -16.31%          -16.31%           -18.05%          -13.05%           -13.05%
-----------------------------------------------------------------------------------------------------------------------------------
6 months ended 6/30/02             -24.48%           -19.89%          -19.89%           -16.60%          -11.54%           -11.54%
-----------------------------------------------------------------------------------------------------------------------------------
9 months ended 6/30/02              -3.16%             9.38%            9.38%           -11.04%           -5.61%            -5.61%
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02               -25.81%           -21.30%          -21.30%           -24.11%          -19.48%           -19.48%
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)                    -24.12%           -19.48%          -19.48%           -28.61%          -24.24%           -24.24%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on December 29, 1999.


                                                       Cumulative Total Returns(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Class B        Class B        Class C        Class C
                                                                            Shares         Shares         Shares        Shares
                                                                         (Including     (Excluding     (Including    (Excluding
Delaware Technology and    Class A Shares Class A Shares Institutional    Deferred       Deferred       Deferred      Deferred
Innovation Fund              (at Offer)      (at NAV)        Class      Sales Charge)  Sales Charge)  Sales Charge)  Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 6/30/02         -37.50%        -33.82%        -33.98%        -37.14%        -33.83%        -34.49%       -33.83%
-----------------------------------------------------------------------------------------------------------------------------------
6 months ended 6/30/02         -43.75%        -40.27%        -40.09%        -43.34%        -40.36%        -40.96%       -40.36%
-----------------------------------------------------------------------------------------------------------------------------------
9 months ended 6/30/02         -16.67%        -11.76%        -11.69%        -16.87%        -12.50%        -13.37%       -12.50%
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02           -60.41%        -57.94%        -57.76%        -60.27%        -58.18%        -58.59%       -58.18%
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)                -85.03%        -84.12%        -84.00%        -84.82%        -84.35%        -84.35%       -84.35%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager. See Investment Management Agreement.
(2) Commenced operations on December 29, 1999.



                                                       Cumulative Total Returns
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Class B         Class B        Class C        Class C
                                                                          Shares          Shares         Shares         Shares
                            Class A        Class A                      (Including      (Excluding     (Including     (Excluding
                            Shares(1)      Shares(1)   Institutional     Deferred        Deferred       Deferred       Deferred
Delaware Trend Fund       (at Offer)(2)    (at NAV)        Class      Sales Charge)(3)  Sales Charge)  Sales Charge)  Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 6/30/02         -14.76%         -9.58%         -9.51%      -14.24%          -9.73%        -10.65%         -9.74%
-----------------------------------------------------------------------------------------------------------------------------------
6 months ended 6/30/02         -16.16%        -11.05%        -10.94%      -15.76%         -11.32%        -12.25%        -11.36%
-----------------------------------------------------------------------------------------------------------------------------------
9 months ended 6/30/02           4.92%         11.29%         11.51%        5.71%          10.71%          9.68%         10.68%
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02           -22.85%        -18.12%        -17.90%      -22.72%         -18.65%        -19.52%        -18.70%
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended 6/30/02           -5.45%          0.33%          1.20%       -4.05%          -1.72%         -1.75%         -1.75%
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended 6/30/02           46.26%         55.18%         57.39%       48.03%          49.81%         49.75%         49.75%
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended 6/30/02         241.36%        262.06%        271.12%          N/A             N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
15 years ended 6/30/02         495.88%        532.47%        548.31%          N/A             N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)               1788.61%       1904.07%       1954.24%      137.44%         137.44%         80.89%         80.89%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

Dollar-Cost Averaging
        For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans -- Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Fund for the same time period.

                                                             Number
                             Investment   Price Per        of Shares
                               Amount       Share          Purchased

           Month 1              $100        $10.00              10
           Month 2              $100        $12.50               8
           Month 3              $100         $5.00              20
           Month 4              $100        $10.00              10
           ----------------------------------------------------------
                                $400        $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

        This example is for illustration purposes only. It is not intended to represent the actual performance of a Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

        When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. A Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

        Each Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

        During the past three fiscal years, the aggregate dollar amounts of brokerage commissions were paid by the following Funds:


------------------------------------------------------------------------------------------------------------------
                                                                        Fiscal Year Ended June 30,
------------------------------------------------------------------------------------------------------------------
                                                                   2002                2001                2000
------------------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                              $57,912             $22,933              $8,758
------------------------------------------------------------------------------------------------------------------
Delaware Focused Growth Fund(1)                                  $6,494              $5,608              $1,096
------------------------------------------------------------------------------------------------------------------
Delaware Focused Value Fund(1)                                   18,054             $30,206             $10,314
------------------------------------------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)                        -----             $22,781              $7,745
------------------------------------------------------------------------------------------------------------------
Delaware Trend Fund                                          $1,817,421            $914,241            $496,441
------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

        The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

        During their last fiscal year, portfolio transactions of the Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

--------------------------------------------------------------------------------------------------------
                                                                   Portfolio
                                                                  Transactions                Brokerage
                                                                     Amounts                 Commissions
--------------------------------------------------------------------------------------------------------
 Delaware American Services Fund                                   $4,543,539                  $9,287
--------------------------------------------------------------------------------------------------------
 Delaware Focused Growth Fund                                        $547,667                    $966
--------------------------------------------------------------------------------------------------------
 Delaware Focused Value Fund                                       $5,350,762                 $10,981
--------------------------------------------------------------------------------------------------------
 Delaware Technology and Innovation Fund                          $67,273,658                $162,441
--------------------------------------------------------------------------------------------------------
 Delaware Trend Fund                                             $401,423,488                $742,622
--------------------------------------------------------------------------------------------------------

        As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Funds' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, each Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds III's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

        Consistent with the NASD Regulation, Inc. ("NASDRSM"), and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
        In investing for capital appreciation, a Fund may hold securities for any period of time. It is anticipated that, given each Fund's investment objective, Delaware Trend Fund generally has a portfolio turnover rate below 100%. Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation fund may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. Delaware American Services Fund has, in the part, experienced portfolio turnover rates that were significantly in excess of 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders. Total brokerage costs generally increase with higher portfolio turnover rates. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.

        The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

        During the past two fiscal years, the portfolio turnover rates for the Funds were as follows:


-----------------------------------------------------------------------------------------------------
                                                                   2002                2001
-----------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                                 311%                502%
-----------------------------------------------------------------------------------------------------
Delaware Focused Growth Fund(1)                                    257%                245%
-----------------------------------------------------------------------------------------------------
Delaware Focused Value Fund(1)                                     150%                237%
-----------------------------------------------------------------------------------------------------
Delaware Technology and Innovation Fund(1)                          90%                144%
-----------------------------------------------------------------------------------------------------
Delaware Trend Fund                                                 47%                 50%
-----------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

PURCHASING SHARES

        The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds III or the Distributor.


        The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.


        Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds III will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

        Selling dealers are responsible for transmitting orders promptly. Equity Funds III reserves the right to reject any order for the purchase of its shares of any Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. A Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

        A Fund reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

        A Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

        The NASDRSM has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds III and the Distributor intend to operate in compliance with these rules.

        Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Absent applicable fees waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

        Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Absent applicable fee waivers, Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

        Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Absent applicable fee waivers, Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

        Class R shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R shares are subject to annual 12b-1 Plan expenses for the life of the investment.

        Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

        See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

        Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B, Class C Shares and Class R Shares, of any expenses under that Fund's 12b-1 Plans.

        The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware Focused Value Fund and Delaware Focused Growth Fund from the commencement of the public offering through February 28, 2003.

        The Board of Trustees of Equity Funds III has set the 12b-1 Plan fee payable by Class A Shares of Delaware American Services Fund and Delaware Technology and Innovation Fund at 0.25% of average daily net assets.

        Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds III for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements -- Class A, Class B and Class C Shares
        The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

        The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

        Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

        In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

        For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

        Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Class R Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
        Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
        As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

        For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

        An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

        During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

        In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

        All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
        Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

        Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

        Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
        Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

        Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of same Fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

        All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
        Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

        Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

        Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
        Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds III has adopted a separate 12b-1 Plan for each of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Funds (the "Plans"). Each Plan permits the Funds to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to the Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.


        The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, a Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds III. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Equity Funds III's Board of Trustees may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for each Class of Delaware Focused Value Fund and Delaware Focused Growth Fund through February 28, 2003. The Board of Trustees of Equity Funds III has set the 12b-1 Plan fee for Class A Shares of Delaware American Services Fund and Delaware Technology and Innovation Fund at 0.25% of average daily net assets.

        As for the Delaware Trend Fund, effective June 1, 1992, the Board of Trustees has determined that the annual fee, payable on a monthly basis, for Class A Shares under its Plan will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and
(ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating 12b-1 fees to be paid by Class A Shares, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, such Plan permits the Delaware Trend Fund to pay a full 0.30% on all the Delaware Trend Fund's Class A Shares' assets at any time.

        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.


        From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreement have all been approved by the Board of Trustees of Equity Funds III, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds III and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.


        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares of a Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Equity Funds III having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Equity Funds III must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

        For the fiscal year ended June 30, 2002, 12b-1 Plan payments from Class A Shares, Class B Shares and Class C Shares (Class R Shares were not available for purchase during this period) of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund were as follow:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Delaware        Delaware        Delaware
                                                                                      Technology      Technology      Technology
                                     Delaware         Delaware        Delaware            and             and             and
                                     American         American        American        Innovation      Innovation       Innovation
                                   Services Fund   Services Fund    Services Fund        Fund            Fund            Fund
                                    A Class(1)      B Class(2)        C Class(2)      A Class(1)      B Class(1)       C Class(1)
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                                $469           -----            -----           -----            -----             $40
-----------------------------------------------------------------------------------------------------------------------------------
Annual/Semi Annual Reports               $1,128           -----            -----           -----            -----            $213
-----------------------------------------------------------------------------------------------------------------------------------
Broker Trails                            $2,618          $3,924           $1,298         $43,819          $42,000         $34,931
-----------------------------------------------------------------------------------------------------------------------------------
Broker Sales Charge                       -----          $7,511           $1,794           -----            -----         $15,834
-----------------------------------------------------------------------------------------------------------------------------------
Dealer Service Expenses                   -----           -----            -----           -----            -----           -----
-----------------------------------------------------------------------------------------------------------------------------------
Interest on Broker Sales Charge           -----          $4,296              $23           -----         $126,530           -----
-----------------------------------------------------------------------------------------------------------------------------------
Commissions to Wholesalers                -----           -----            -----           -----            -----           -----
-----------------------------------------------------------------------------------------------------------------------------------
Promotional-Broker Meetings               -----           -----            -----           -----            -----           -----
-----------------------------------------------------------------------------------------------------------------------------------
Promotion-Other                            $688           -----            -----           -----            -----            $547
-----------------------------------------------------------------------------------------------------------------------------------
Prospectus Printing                        $610           -----            -----           -----            -----              $4
-----------------------------------------------------------------------------------------------------------------------------------
Telephone                                 -----           -----            -----           -----            -----           -----
-----------------------------------------------------------------------------------------------------------------------------------
Wholesaler Expenses                        $585           -----            -----           -----            -----            $491
-----------------------------------------------------------------------------------------------------------------------------------
Other                                     -----           -----            -----           -----            -----           -----
-----------------------------------------------------------------------------------------------------------------------------------
Total
                                         $6,098         $15,731           $3,115         $43,819         $168,530         $52,070
-----------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.
(2) Commenced operations on February 28, 2001.


--------------------------------------------------------------------------------
                                     Delaware         Delaware        Delaware
                                    Trend Fund       Trend Fund      Trend Fund
                                      A Class          B Class         C Class
--------------------------------------------------------------------------------
Advertising                             $17,780           -----           $1,804
--------------------------------------------------------------------------------
Annual/Semi Annual Reports              $13,191           -----             $647
--------------------------------------------------------------------------------
Broker Trails                        $1,884,537        $538,681         $595,709
--------------------------------------------------------------------------------
Broker Sales Charge                       -----      $1,113,192         $277,288
--------------------------------------------------------------------------------
Dealer Service Expenses                   -----           -----           -----
--------------------------------------------------------------------------------
Interest on Broker Sales Charge           -----        $513,392          $26,866
--------------------------------------------------------------------------------
Commissions to Wholesalers                -----           -----            -----
--------------------------------------------------------------------------------
Promotional-Broker Meetings               -----           -----            -----
--------------------------------------------------------------------------------
Promotion-Other                        $157,784           -----          $26,891
--------------------------------------------------------------------------------
Prospectus Printing                     $37,698           -----           $6,208
--------------------------------------------------------------------------------
Telephone                                 -----           -----            -----
--------------------------------------------------------------------------------
Wholesaler Expenses                     $90,256           -----         $356,365
--------------------------------------------------------------------------------
Other                                     -----           -----            -----
--------------------------------------------------------------------------------
Total                                $2,201,246      $2,165,265       $1,292,048
--------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares, Class C Shares and Class R Shares
        From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments Family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
        Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

        Current and former officers, Trustees/Directors and employees of Equity Funds III, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.

        Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

        Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Delaware American Services Fund, Delaware Technology and Innovation Fund or Delaware Trend Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

        Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

        Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

        Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.


        Purchases of Class A Shares at net asset value also may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV Agreement with respect to such retirement platforms.


        Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

        Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

        Equity Funds III must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
        Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

        With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

        Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

        A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

        The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
        The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds III which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

        Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
        In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

        The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
        In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
        Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

        Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

        A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

        Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

        Investors should consult their financial advisors or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
        Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments Family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

        The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.


Class R Shares
                  Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple emplyees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments' retirement recordkeeping system that are offering R Class shares to participants.


Institutional Class
        The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans").

        Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
        Unless otherwise designated by Fund Class shareholders of Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Fund Classes of Delaware Focused Growth Fund and Delaware Focused Value Fund and the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


        Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
        Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in Delaware Investments, including a Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

        Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may be only directed to other Class R Shares.


        Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
        If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in a fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.


        Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the same Fund. Holders of Class R Shares of a Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

        Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing proceeds from Eligible 529 Plans
                  The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS - Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.


Investing by Electronic Fund Transfer
        Direct Deposit Purchase Plan--Investors may arrange for any Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


        Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

        Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

        Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
        Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds III for proper instructions.

MoneyLine(SM) On Demand
        You or your investment dealer may request purchases of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
        Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

        Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

        Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
        To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.


        The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C Shares and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.


        An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

        Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
        An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

        Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

        Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

        Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

        Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

        It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

        Taxable distributions from the retirement plans described below may be subject to withholding.

        Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
        Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

Individual Retirement Account ("IRA")
        A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
        The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
        An individual can contribute up to $3,000 in his or her IRA through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan.

        In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

        The annual contribution limits through 2008 are as follows:

         --------------------------------------------------------------------------------------------------
                   Calendar Year                       Under Age 50                   Age 50 and Above
         --------------------------------------------------------------------------------------------------
                     2002-2004                            $3,000                           $3,500
         --------------------------------------------------------------------------------------------------
                        2005                              $4,000                           $4,500
         --------------------------------------------------------------------------------------------------
                     2006-2007                            $4,000                           $5,000
         --------------------------------------------------------------------------------------------------
                        2008                              $5,000                           $6,000
         --------------------------------------------------------------------------------------------------


        Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 is still available if the taxpayer's AGI is below $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with income between $54,000 and $64,000, and for single individuals with incomes between $34,000 and $44,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

        Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions. The non-deductible contribution may not exceed the excess amount allowed as a deduction stated above over the amount actually allowed as a deduction under the AGI limitations.

        Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
        Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

        A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
        For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 per year through 2004 can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2004 are the same as the regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

        Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

        Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previous deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply.

Education IRAs
        For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses.

        Beginning in 2002, the annual contribution that can be made for each designated beneficiary will be $2,000 and qualifying expenses are not limited to those related to higher education.

        Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation and extended day programs.

        The $2,000 annual limit is an addition to the annual contribution limit as applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

        Beginning in 2002, the modified AGI limit increases for couples filing jointly to $190,000 for a full contribution through $220,000 for a partial contribution. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

        Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

        Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Generally, tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

Group IRAs and Group Roth IRAs
        A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

        Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

        Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
        A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
        Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
        Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares or Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
        Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
        Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
        A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
        A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

        Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and Institutional Class shares are effected at the net asset value per share next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

        The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

        An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, are included in a Fund's financial statements, which are incorporated by reference into this Part B.

        A Fund's net asset value per share is computed by adding the value of all the securities and other assets in a Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

        Each Class of a Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Class will not incur any of the expenses under Equity Funds III's 12b-1 Plans and Class A Shares, Class B Shares, Class C Shares and Class R Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.


REDEMPTION AND EXCHANGE

        You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

        Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

        Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

        In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

        Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

        Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

        Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

        If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

        In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

        Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds III has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

        The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

        Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

        Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
        You can write to a Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

        Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
        You may also write to a Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
        To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

        The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

        Neither the Funds nor their Transfer Agent are responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
        The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
        Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
        The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

        The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
        You or your investment dealer may request redemptions of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

Timing Accounts
        Right to Refuse Timing Accounts - With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Funds reserve the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

        Redemptions of Timing Accounts - Proceeds from redemptions requested by Timing Accounts will be paid only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

        Restrictions on Timed Exchanges - Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

        Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

        Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
        Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

        Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

        The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

        Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

        An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

        Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

        The Systematic Withdrawal Plan is not available for the Institutional Classes of the Funds or the Fund Classes of the Delaware Focused Growth Fund and Delaware Focused Value Fund. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
        Purchased at Net Asset Value For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

        The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

        Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

        In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
        The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions from an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase; and (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pensions plans) (i) that purchases share through a retirement plan alliance, provided that Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.

                                      * * *

        In addition, the CDSC will be waived on the Delaware American Services, Delaware Technology and Innovation and Delaware Trend Fund's Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

        Each of Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund will make payments from its net investment income and net realized securities profits, if any, twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.

        All dividends and any capital gains distributions will be automatically reinvested for the shareholder in additional shares of the same Class at net asset value, unless in the case of the Fund Classes of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund a shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have file a new election in order begin receiving dividends in cash again. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

        Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

        Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

        It is each Fund's policy to pay out substantially all net investment income and net realized gains to shareholders to relieve itself of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. Such distributions are taxable as ordinary income or capital gain to those shareholders who are liable for federal income tax. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

        A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and /or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

        Dividends representing net investment income (e.g., dividends and interest less expenses incurred in the operation of a Fund) or net short-term capital gains are taxable to shareholders as ordinary income. Distributions from net long-term capital gains, if any, are taxable as long-term capital gain regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions will not be affected by whether they are paid in cash or in additional shares.

        A portion of these distributions may be eligible for the dividends-received deduction for corporations. The portion of dividends, if any, paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. For the fiscal year ended June 30, 2002, Delaware American Services Fund had dividends from net investment income that qualified for the dividends-received deduction for corporations.

        If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The Funds' portfolio securities had an unrealized appreciation or unrealized depreciation for tax purposes for the fiscal year ended June 30, 2002 as follows:

--------------------------------------------------------------------------------
                                              Fiscal Year Ended June 30, 2002
--------------------------------------------------------------------------------
Delaware American Services Fund              $185,879 unrealized depreciation
----------------------------------------- --------------------------------------
Delaware Focused Growth Fund                 $151,254 unrealized depreciation
----------------------------------------- --------------------------------------
Delaware Focused Value Fund                  $218,033 unrealized depreciation
----------------------------------------- --------------------------------------
Delaware Technology and Innovation Fund     $20,569,955 unrealized depreciation
----------------------------------------- --------------------------------------
Delaware Trend Fund                         $99,811,929 unrealized depreciation
--------------------------------------------------------------------------------

        Prior to purchasing shares of a Fund, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.

        A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

        Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

        Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

        All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

        If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

        Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

        In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain specific requirements, including:

        (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

        (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

        (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

        The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of an undistributed amount from the prior year to shareholders by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

        When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

        Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

        Investment in Foreign Currencies and Foreign Securities--Each Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to a
Fund:

        Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

        If a Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

        Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Funds' income dividends paid to you.

        Investment in Passive Foreign Investment Company Securities--Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, a Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

        A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

        The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

        You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

INVESTMENT MANAGEMENT AGREEMENT

        The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds III's Board of Trustees.

        The Manager and its predecessors have been managing the funds in the Delaware Investments since 1938. On June 30, 2002, the Manager and its affiliates were supervising in the aggregate more than $85 billion in assets in the various insurance approximately $37,013,384,000, institutional or separately managed approximately $26,443,938,000 and investment company approximately $21,847,863,000 accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc

        The Investment Management Agreement for Delaware Trend Fund is dated August 27, 1999 and was approved by the initial shareholder of the Fund on that date. The Agreement was amended on December 22, 1999 to add Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund. The amendment adding Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund was approved by the initial shareholder of those Funds on December 22, 1999 and will remain in effect for an initial term of two years. The Agreement may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds III who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds III or by the Manager. The Agreement will terminate automatically in the event of its assignment.

        The annual compensation paid by each Fund for investment management services is equal to the following fee rate which is based on the average daily net assets of a Fund:

-----------------------------------------------------------------------------------------------------------
Delaware Focused Growth Fund                         0.65% on the first $500 million;
                                                     0.60% on the next $500 million;
                                                     0.55% on the next $1.5 billion;
                                                     0.50% on assets in excess of $2.5 billion
---------------------------------------------------- ------------------------------------------------------
Delaware Technology and Innovation Fund              0.75% on the first $500 million;
Delaware American Services Fund                      0.70% on the next $500 million;
Delaware Trend Fund                                  0.65% on the next $1.5 billion;
                                                     0.60% on assets in excess of $2.5 billion
---------------------------------------------------- ------------------------------------------------------
Delaware Focused Value Fund                          1.00% on the first $500 million;
                                                     0.95% on the next $500 million;
                                                     0.90% on the next $1.5 billion;
                                                     0.85% on assets in excess of $2.5 billion
-----------------------------------------------------------------------------------------------------------

        The total net assets of each Fund as of June 30, 2002 were as follows:

----------------------------------------------------------------------------------------------------------
                                                                  Total Net Assets for the
                                                               Fiscal Year Ended June 30, 2002
----------------------------------------------------------------------------------------------------------
Delaware American Services Fund                                          $11,035,668
---------------------------------------------------- -----------------------------------------------------
Delaware Focused Growth Fund                                              $1,691,077
---------------------------------------------------- -----------------------------------------------------
Delaware Focused Value Fund                                               $1,597,386
---------------------------------------------------- -----------------------------------------------------
Delaware Technology and Innovation Fund                                  $25,730,054
---------------------------------------------------- -----------------------------------------------------
Delaware Trend Fund                                                     $1,372,729,329
----------------------------------------------------------------------------------------------------------

        The Manager received compensation from each Fund for the past three fiscal years as follows:

----------------------------------------------------------------------------------------------------------
Investment Management Fees                                      Fiscal Year Ended June 30,
                                                ----------------------------------------------------------
                                                        2002                2001               2000
----------------------------------------------- -------------------- ------------------- -----------------
Delaware American Services Fund(1)              $56,895 earned       $28,964 earned      $11,189 earned
                                                $-0- paid            $-0- paid           $8,142 paid
                                                $56,895 waived       $28,964 waived      $3,047 waived
----------------------------------------------- -------------------- ------------------- -----------------
                                                $12,644 earned       $14,621 earned      $7,665 earned
Delaware Focused Growth Fund(1)                 $5,769 paid          $7,672 paid         $4,809 paid
                                                $6,848 waived        $6,949 waived       $2,856 waived
----------------------------------------------- -------------------- ------------------- -----------------
                                                $30,226 earned       $54,992 earned      $27,463 earned
Delaware Focused Value Fund(1)                  $24,651 paid         $37,455 paid        $15,131 paid
                                                $5,575 waived        $17,537 waived      $12,332 waived
----------------------------------------------- -------------------- ------------------- -----------------
                                                $295,147 earned      $727,581 earned     $248,315 earned
Delaware Technology and Innovation Fund(1)      $-0- paid            $401,071 paid       $140,646 paid
                                                $295,147 waived      $326,510 waived     $107,669 waived
----------------------------------------------- -------------------- ------------------- -----------------
Delaware Trend Fund                             $9,346,438 paid      $10,356,392 paid    $7,405,992 paid

----------------------------------------------------------------------------------------------------------

(1)  Commenced operations on December 29, 1999.

        Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by a Fund. The Manager pays the salaries of all trustees, officers and employees who are affiliated with both the Manager and each Fund.

        The investment manager had agreed to waive fees and pay expenses through August 31, 2000 with respect to Delaware American Services Fund, Delaware Focused Growth Fund and Delaware Focused Value Fund in order to prevent total operating expenses (excluding 12b-1 Plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. This commitment for Delaware Focused Growth Fund has been extended through February 28, 2003. The commitment for Delaware Focused Value Fund is modified effective September 1, 2000 to provide that the investment manager will waive fees and pay expenses to the extent necessary to prevent such expenses of the Fund from exceeding, on an annual basis, 1.00% of the Fund's average daily net assets through February 28, 2003.

        Beginning March 1, 2001, Delaware Management Company has elected to waive, on a contractual basis, that portion, if any, of the annual management fee payable by the Delaware American Services Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed, on an annual basis, 1.20% (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses). This waiver of fees and payment of expenses will be extended through August 31, 2003.

        The investment manager has contracted to waive fees and pay expenses for Delaware Technology and Innovation Fund through August 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 Plan expenses, taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.

        Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
        The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under a Distribution Agreement dated as of April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

        From the commencement of operations through February 28, 2003, Delaware Distributors, L.P. elected to voluntarily waive 12b-1 Plan expenses for each Class of the Delaware Focused Growth Fund and Delaware Focused Value Fund. From the commencement of operations through February 28, 2001, Delaware Distributors, L.P. elected to voluntarily waive 12b-1 Plan expenses for each Class of the Delaware American Services Fund. Beginning March 1, 2001, the Delaware American Services Fund commenced paying 12b-1 Plan expenses of an amount up to 0.30% (currently set at 0.25% by the Board of Trustees) of average daily net assets for Class A shares and 1.00% for Class B and C Class shares.

        Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as each Fund's financial intermediary wholesaler pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule.

-----------------------------------------------------------------------------------------------------------
     Aggregate Value of Wholesaler Product Sales in                    Compensation Paid to LFD
                     Calendar  Year                             (% of NAV of Fund shares sold by LFD)
-----------------------------------------------------------------------------------------------------------
$3.75 billion or less                                                          0.45%
--------------------------------------------------------- -------------------------------------------------
More than $3.75 billion, but less than $4.5 billion                            0.50%
--------------------------------------------------------- -------------------------------------------------
$4.5 billion and above                                                         0.55%
-----------------------------------------------------------------------------------------------------------

        In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

        The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

        The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Shareholder Services Agreement dated as of April 19, 2001. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc.

        Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of a Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

        The business and affairs of Equity Funds III are managed under the direction of its Board of Trustees.

        Certain officers and trustees of Equity Funds III hold identical positions in each of the other funds in the Delaware Investments family. On March 31, 2003, Equity Funds III's officers and trustees owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each Fund.

           As of March 31, 2003, management believes the following accounts held 5% or more of the outstanding shares of each Class of Equity Funds III. Equity Funds III has no knowledge of beneficial ownership.

------------------------------------------------------------------------------------------------------------------------------
Class                                  Name and Address of Account                           Share Amount       Percentage
------------------------------------------------------------------------------------------------------------------------------
Delaware American Services Fund        Jon A Boscia and Donna L. Boscia JT TEN                    21,469.730            6.07%
A Class                                951 Idlewild Road
                                       Gladwyne, PA 19035-1437
                                       -------------------------------------------------- ------------------- ----------------
                                       John A. Heffern                                            21,367.160            6.04%
                                       7 Toftrees Court
                                       Princeton, NJ 08540-4218
                                       -------------------------------------------------- ------------------- ----------------
                                       Lori P. Wachs                                              18,328.980            5.18%
                                       549 Foxglove Lane
                                       Wynnewood, PA 19096-1659
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware American Services Fund        Merrill Lynch, Pierce, Fenner & Smith                      10,709.900           19.98%
C Class                                For the Sole Benefit of its Customers
                                       Attn: Fund Admin - SEC# 97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
                                       -------------------------------------------------- ------------------- ----------------
                                       Jared R. B. Hutton                                          5,142.220            9.59%
                                       1875 June Lake Drive
                                       Henderson, NV 89052-6961
                                       -------------------------------------------------- ------------------- ----------------
                                       RS DMTC 401(K) PLAN                                         2,684.210            5.00%
                                       Todd Hunzeker Chevrolet
                                       Attn: Retirement Plans
                                       1818 Market Street
                                       Philadelphia, PA
                                       -------------------------------------------------- ------------------- ----------------
                                       First Clearing Corporation                                  2,683.090            5.00%
                                       Account 3484-9605
                                       Carmen L. Gentile
                                       3519 Rodman Street Northwest
                                       Washington, D.C. 20008-3118
----------------------------------------------------------------------------------------- ------------------- ----------------
Delaware American Services Fund        Lincoln National Life Insurance Company                   323,481.400           99.98%
Institutional Class                    1300 South Clinton Street
                                       Fort Wayne, IN 46802-3518
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Class                                  Name and Address of Account                           Share Amount       Percentage
------------------------------------------------------------------------------------------------------------------------------
Delaware Focused Growth Fund           Gary T. Abrams                                              7,128.380           50.11%
A Class                                1810 Rittenhouse Square, Apt. 201
                                       Philadelphia, PA 19103-5805
                                       -------------------------------------------------- ------------------- ----------------
                                       Michael J. Abrams                                           1,565.470           11.00%
                                       55 Springfloral Drive
                                       New Providence, NJ 07974-1551
                                       -------------------------------------------------- ------------------- ----------------
                                       Vincent A. Brancaccio                                       1,330.480            9.35%
                                       3 Andrew Wyeth Way
                                       Marlton, NJ 08053-7217
                                       -------------------------------------------------- ------------------- ----------------
                                       Richard Seidel                                              1,148.970            8.07%
                                       3205 Charles Griffin Drive
                                       Boothwyn, PA 19061-2203
                                       -------------------------------------------------- ------------------- ----------------
                                       Barry S. Gladstein                                            729.930            5.13%
                                       11 Whyte Court
                                       Voorhees, NJ 08043-4148
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Focused Growth Fund           Lincoln National Life Insurance Company                   277,644.260           99.99%
Institutional Class                    1300 South Clinton Street
                                       Fort Wayne, IN 46802-3518
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Focused Value Fund            Richard D. Seidel                                           1,889.980           35.10%
A Class                                3205 Charles Griffin Drive
                                       Boothwyn, PA 19061-2203
                                       -------------------------------------------------- ------------------- ----------------
                                       Timothy G. Connors and                                      1,481.520           27.51%
                                       Susan L. Connors
                                       637 Vassar Road
                                       Strafford, PA 19087-5312
                                       -------------------------------------------------- ------------------- ----------------
                                       Barry S. Gladstein                                            627.020           11.64%
                                       11 Whyte Court
                                       Voorhees, NJ 08043-4148
                                       -------------------------------------------------- ------------------- ----------------
                                       DMTC Custodian For the IRA of                                 562.730           10.45%
                                       Christopher S. Adams
                                       1307 Sussex Road
                                       Wynnewood, PA 19096-2526
                                       -------------------------------------------------- ------------------- ----------------
                                       Marlene E. Tinucci                                            511.240            9.49%
                                       Barbara T. Schall JT TEN
                                       1378 Putnam Blvd.
                                       Wallingford, PA 19086-6771
                                       -------------------------------------------------- ------------------- ----------------
                                       Christopher S. Adams and                                      310.590            5.76%
                                       Stephanie G. Adams JT TEN
                                       1307 Sussex Road
                                       Wyneewood, PA 19096-2526
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Focused Value Fund            Lincoln National Life Insurance Company                   250,810.710           99.99%
Institutional Class                    1300 South Clinton Street
                                       Fort Wayne, IN 46802-3518
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Technology and Innovation     RS DMTC 401 (k) Plan                                      476,412.170            5.06%
Fund A Class                           Integrated Circuits Systems 401(k) Plan
                                       Attn: Retirements Plan
                                       1818 Market Street
                                       Philadelphia, PA 19103-3638
------------------------------------------------------------------------------------------------------------- ----------------

------------------------------------------------------------------------------------------------------------------------------
Class                                  Name and Address of Account                           Share Amount       Percentage
------------------------------------------------------------------------------------------------------------------------------
Delaware Technology and Innovation     Merrill Lynch, Pierce, Fenner & Smith                     311,824.610            5.29%
Fund B Class                           Attn: Fund Administration SEC#97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Technology and Innovation     Merrill Lynch, Pierce, Fenner & Smith                     273,094.330           12.44%
Fund C Class                           Attn: Fund Administration SEC#97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Class                                  Name and Address of Account                           Share Amount       Percentage
------------------------------------------------------------------------------------------------------------------------------
Delaware Technology and Innovation     RS DMC Profit Sharing Plan                                904,092.860           95.75%
Fund Institutional Class               Delaware Management Company P/S Trust
                                       C/O Rick Seidel
                                       1818 Market Street
                                       Philadelphia, PA 19103-3638
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Merrill Lynch, Pierce, Fenner & Smith                   9,031,793.770           18.71%
A Class                                Attn: Fund Administration SEC#974N5
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Merrill Lynch, Pierce, Fenner & Smith                   1,599,280.730           13.23%
B Class                                Attn: Fund Administration SEC#97FA1
                                       4800 Deer Lake Dr. East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Merrill Lynch, Pierce, Fenner & Smith                   2,341,702.220           27.17%
C Class                                Attn: Fund Administration SEC#97HY3
                                       4800 Deer Lake Dr. East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Deutsche Bank National Trust Company TTEE               2,933,030.840           18.30%
Institutional Class                    Pacificorp KPlus EE Saving and
                                       Stock Ownership Plan
                                       300 South Grand Avenue, 40th Floor
                                       Los Angeles, CA 90071-3109
                                       -------------------------------------------------- ------------------- ----------------
                                       La Crosse and Co.                                       2,197,866.160           13.71%
                                       311 Main Street
                                       La Crosse, WI  54601-3251
                                       -------------------------------------------------- ------------------- ----------------
                                       Fidelity Investments - Institutional Operations         2,170,795.110           13.55%
                                       CO FIICO as Agent
                                       For Certain Employee Benefit Plans
                                       100 Magellan Way KW1C
                                       Covington, KY 41015-1987
                                       -------------------------------------------------- ------------------- ----------------
                                       Harrah's Entertainment Inc.                             1,467,638.690            9.16%
                                       Savings and Retirement Plan
                                       Date to Date 2/28/2000
                                       105 Rosemont Avenue
                                       Westwood, MA 02090-2318
                                       -------------------------------------------------- ------------------- ----------------
                                       Stanton Trust Company N.A.                              1,385,987.390            8.65%
                                       State of Hawaii Deferred Compensation Plan
                                       34054 Annapolis Lane North, Suite 100
                                       Minneapolis, MN 55447-5343
------------------------------------------------------------------------------------------------------------------------------

        DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., DIAL Holding Company, Inc., Delaware International Holdings Ltd., Delaware International Advisers Ltd., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and Delaware International Advisers Ltd. are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

Trustees and principal officers of the Equity Funds III are noted below along with their ages and their business experience for the past five years.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of
                                                                                                   Portfolios in
                               Position(s) Held                                                    Fund Complex
                                  with Equity      Length of Time      Principal Occupation(s)      Overseen by  Other Directorships
Name, Address and Birthdate        Funds III           Served            During Past 5 Years          Trustee      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes(1)             President, Chief      10 Years -       Mr. Downes has served in          107       Director/President
2005 Market Street                 Executive         Executive            various executive                       - Lincoln National
Philadelphia, PA 19103-7094     Officer, Chief        Officer          capacities at different                       Convertible
                                   Financial                              times at Delaware                        Securities Fund,
January 8, 1940                   Officer and        4 Years -              Investments(2)                               Inc.
                                    Trustee           Trustee
                                                                                                                  Director/President
                                                                                                                  - Lincoln National
                                                                                                                  Income Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                    Trustee           15 Years        Board Chairman - Citadel          107              None
2005 Market Street                                                       Constructors, Inc.
Philadelphia, PA 19103-7094                                               (1989 - Present)

October 1, 1927

------------------------------ ------------------ ----------------- ------------------------------ ------------- -------------------
John H. Durham                      Trustee          24 Years(3)          Private Investor              107       Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
Philadelphia, PA 19103-7094                                                                                           Foundation

August 7, 1937                                                                                                    President/Director
                                                                                                                 - 22 WR Corporation
------------------------------ ------------------ ----------------- ------------------------------ ------------- -------------------
John A. Fry                         Trustee            2 Year          President - Franklin &           89(4)            None
2005 Market Street                                                        Marshall College
Philadelphia, PA 19103-7094                                             (June 2002 - Present)

May 28, 1960                                                         Executive Vice President -
                                                                     University of Pennsylvania
                                                                      (April 1995 - June 2002)
------------------------------ ------------------ ----------------- ------------------------------ ------------- -------------------
Anthony D. Knerr                    Trustee           13 Years       Founder/Managing Director -        107              None
2005 Market Street                                                   Anthony Knerr & Associates
Philadelphia, PA 19103-7094                                            (Strategic Consulting)
                                                                          (1990 - Present)
December 7, 1938

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of
                                                                                                   Portfolios in
                               Position(s) Held                                                    Fund Complex
                                  with Equity      Length of Time      Principal Occupation(s)      Overseen by  Other Directorships
Name, Address and Birthdate        Funds III           Served            During Past 5 Years          Trustee      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                         Trustee           14 Years       Treasurer/Chief Fiscal           107       Director - Recoton
2005 Market Street                                                  Officer - National Gallery                      Corporation
Philadelphia, PA 19103-7094                                                   of Art
                                                                           (1994 - 1999)                        Director - Systemax
November 1, 1940                                                                                                        Inc.

                                                                                                                  Director - Andy
                                                                                                                 Warhol Foundation

------------------------------- ------------------ --------------- ------------------------------ ------------- --------------------
Thomas F. Madison                    Trustee           9 Years       President/Chief Executive         107       Director - Valmont
2005 Market Street                                                 Officer - MLM Partners, Inc.                   Industries Inc.
Philadelphia, PA 19103-7094                                          (Small Business Investing
                                                                          and Consulting)                          Director - ACI
February 25, 1936                                                    (January 1993 - Present)                    Telecentrics Inc.

                                                                                                                 Director - Digital
                                                                                                                     River Inc.

                                                                                                                 Director - Rimage
                                                                                                                    Corporation

------------------------------- ------------------ --------------- ------------------------------ ------------- --------------------
Janet L. Yeomans                     Trustee           4 Years      Vice President/Treasurer -         107              None
2005 Market Street                                                        3M Corporation
Philadelphia, PA 19103-7094                                            (July 1995 - Present)

July 31, 1948                                                      Ms. Yeomans has held various
                                                                    management positions at 3M
                                                                      Corporation since 1983.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of
                                                                                                   Portfolios in
                               Position(s) Held                                                    Fund Complex
                                  with Equity      Length of Time      Principal Occupation(s)      Overseen by  Other Directorships
Name, Address and Birthdate        Funds III           Served            During Past 5 Years          Trustee      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll(5)              Executive Vice         2 Year            President and Chief            107              None
2005 Market Street                President and                      Executive Officer - Delaware
Philadelphia, PA 19103-7094          Head of                                 Investments(2)
                                  Fixed-Income                         (January 2003 - Present)
March 10, 1963
                                                                     Executive Vice President and
                                                                        Head of Fixed-Income -
                                                                          Delaware Investment
                                                                         Advisers, a series of
                                                                     Delaware Management Business
                                                                                 Trust
                                                                      (August 2000 - January 2003)

                                                                       Senior Vice President and
                                                                       Director of Fixed-Income
                                                                       Process - Conseco Capital
                                                                              Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                      NationsBanc Capital Markets
                                                                      (February 1996 - June 1998)

------------------------------- ------------------ ----------------- ------------------------------ ------------- ------------------
Richelle S. Maestro                Senior Vice         4 Years         Ms. Maestro has served in         107              None
2005 Market Street                 President,                        various executive capacities
Philadelphia, PA 19103-7094      General Counsel                         at different times at
                                  and Secretary                          Delaware Investments
November 26, 1957

------------------------------- ------------------ ----------------- ------------------------------ ------------- ------------------
Michael P. Bishof                  Senior Vice         7 Years         Mr. Bishof has served in          107              None
2005 Market Street                President and                      various executive capacities
Philadelphia, PA 19103-7094         Treasurer                            at different times at
                                                                         Delaware Investments
August 18, 1962

------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of Equity Funds III's manager, distributor, accounting service provider and transfer agent.
(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including Equity Funds III's manager, principal underwriter and its transfer agent.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Fry is not a Trustee of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Effective January 2003, Mr. Driscoll began serving as chief executive officer of Equity Funds III's manager.

        Following is additional information regarding investment professionals affiliated with Equity Funds III.

------------------------------------------------------------------------------------------------------------------------------------
                                        Position(s) Held with              Length of           Principal Occupation(s) During Past
Name, Address and Birthdate               Equity Funds III                Time Served                        5 Years
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey                      Managing Director and Chief             6 Years           During the past five years, Mr. Frey
2005 Market Street                  Investment Officer - Growth                                has served in various capacities at
Philadelphia, PA 19103-7094                  Investing                                             different times at Delaware
                                                                                                          Investments.
February 7, 1946

------------------------------- ------------------------------------ ------------------------ --------------------------------------
J. Paul Dokas                   Senior Vice President and Director          5 Years              During the past five years, Mr.
2005 Market Street                  of Research - Quantitative                                     Dokas has served in various
Philadelphia, PA 19103-7094                                                                     capacities at different times at
                                                                                                      Delaware Investments.
October 17, 1959

------------------------------- ------------------------------------ ------------------------ --------------------------------------
Timothy G. Connors              Senior Vice President and Director          5 Years              During the past five years, Mr.
2005 Market Street                   of Research - Fundamental                                    Connors has served in various
Philadelphia, PA 19103-7094                                                                     capacities at different times at
                                                                                                      Delaware Investments.
October 7, 1953

------------------------------- ------------------------------------ ------------------------ --------------------------------------
Marshall T. Bassett                  Senior Vice President and              5 Years              During the past five years, Mr.
2005 Market Street                       Portfolio Manager                                        Bassett has served in various
Philadelphia, PA 19103-7094                                                                     capacities at different times at
                                                                                                      Delaware Investments.
February 8, 1954

------------------------------- ------------------------------------ ------------------------ --------------------------------------
John A. Heffern                      Senior Vice President and              5 Years              During the past five years, Mr.
2005 Market Street                       Portfolio Manager                                        Heffern has served in various
Philadelphia, PA 19103-7094                                                                     capacities at different times at
                                                                                                      Delaware Investments.
October 20, 1961

------------------------------- ------------------------------------ ------------------------ --------------------------------------
Jeffrey W. Hynoski                 Vice President and Portfolio             4 Years           Vice President and Portfolio Manager
2005 Market Street                            Manager                                           - Delaware Investment Adviser, a
Philadelphia, PA 19103-7094                                                                       series of Delaware Management
                                                                                                         Business Trust
September 19, 1961                                                                                   (March 1998 - Present)

                                                                                                 Vice President - Bessemer Trust
                                                                                                             Company
                                                                                                   (May 1993 - February 1998)

------------------------------- ------------------------------------ ------------------------ --------------------------------------
Steven T. Lampe                    Vice President and Portfolio             6 Years              During the past five years, Mr.
2005 Market Street                            Manager                                              Lampe has served in various
Philadelphia, PA 19103-7094                                                                     capacities at different times at
                                                                                                      Delaware Investments.
September 13, 1968

------------------------------- ------------------------------------ ------------------------ --------------------------------------
Lori P. Wachs                      Vice President and Portfolio             9 Years              During the past five years, Ms.
2005 Market Street                            Manager                                              Wachs has served in various
Philadelphia, PA 19103-7094                                                                     capacities at different times at
                                                                                                      Delaware Investments.
November 8, 1968

------------------------------------------------------------------------------------------------------------------------------------

        The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Aggregate Dollar Range of Equity Securities in
                                                                                    All Registered Investment Companies Overseen by
Name                               Dollar Range of Equity Securities in the Funds      Trustee in Family of Investment Companies
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                                         none                                         Over $100,000
---------------------------------- ----------------------------------------------- -------------------------------------------------
Walter A. Babich                        Delaware Trend Fund - Over $100,000                          Over $100,000
---------------------------------- ----------------------------------------------- -------------------------------------------------
John H. Durham                          Delaware Trend Fund - Over $100,000                          Over $100,000
---------------------------------- ----------------------------------------------- -------------------------------------------------
John A. Fry                                             none                                         Over $100,000
---------------------------------- ----------------------------------------------- -------------------------------------------------
Anthony D. Knerr                      Delaware Trend Fund - $10,001 - $50,000                      $10,001 - $50,000
---------------------------------- ----------------------------------------------- -------------------------------------------------
Ann R. Leven                          Delaware Trend Fund - $50,001 - $100,000                      Over $100, 000
---------------------------------- ----------------------------------------------- -------------------------------------------------
Thomas F. Madison                                       none                                       $10,001 - $50,000
---------------------------------- ----------------------------------------------- -------------------------------------------------
Janet L. Yeomans                                        none                                             none
------------------------------------------------------------------------------------------------------------------------------------


                  The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Equity Funds III and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee/director or trustee for the Funds' fiscal year ended June 30, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of June 30, 2002. Only the independent trustees of Equity Funds III receive compensation from Equity Funds III.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Total Compensation from
                                     Aggregate         Pension or Retirement       Estimated Annual           the Investment
                                   Compensation         Benefits Accrued as          Benefits Upon        Companies in Delaware
Name                          from Equity Funds III    Part of Fund Expenses         Retirement(1)            Investments(2)
---------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                     $5,952                    none                    $55,000                   $76,414
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
John H. Durham                       $5,086                    none                    $55,000                   $66,747
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
John A. Fry                          $5,086                    none                    $44,362                   $53,775
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Anthony D. Knerr                     $5,131                    none                    $55,000                   $67,247
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Ann R. Leven                         $5,797                    none                    $55,000                   $74,747
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Thomas F. Madison                    $5,530                    none                    $55,000                   $71,747
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Janet L. Yeomans                     $5,530                    none                    $55,000                   $71,747
---------------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of June 30, 2001, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent Trustee/Director (other than John A. Fry) currently receives a total annual retainer fee of $55,000 for serving as a Trustee/Director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry receives a total annual retainer fee of $44,362 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000 from all investment companies.

        The Board of Trustees has the following committees:

        Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during the Trust's last fiscal year.

        Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee did not meet during the Trust's last fiscal year.


GENERAL INFORMATION

        Equity Funds III is an open-end management investment company. Delaware Trend Fund will be diversified as defined by the 1940 Act. Delaware Technology and Innovation Fund, Delaware American Services Fund, Delaware Focused Value Fund and Delaware Focused Growth Fund will not be diversified under the 1940 Act. Equity Funds III originally was organized as a Delaware corporation in 1966. It was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware business trust on August 27, 1999.

        Equity Funds III's Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

        The nature, extent and quality of the services provided by the investment advisor.

        The investment performance of the fund's assets managed by the investment advisor.

        The fair market value of the services provided by the investment advisor.

        Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

        The extent to which the investment advisor has realized or will realize economies of scale as the fund grows.

        Other benefits accruing to the investment advisor or its affiliates from its relationship with the fund.

        The investment advisor's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

        In reviewing the investment management agreements for the Funds, the Board of Trustees considered the Funds' performance relative to its peers and benchmark, the investment process and controls used in managing the Funds, the Funds' fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Funds and quality of other services provided to the Funds in addition to investment advice.

        The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Chairman and Chief Executive Officer, Charles E. Haldeman, Jr., and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board found that the Funds' performance was strong overall. The Board was pleased with staffing upgrades and additions that had occurred within the Funds' investment advisor(s) during the past year. The Board found the Funds' fees to be in line with fees charged to comparable funds in the industry.

        The Board also reviewed the quality of services performed by the investment advisor's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment advisor's affiliate for the quality of service it provided to Fund investors.

        The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

        The Manager and its affiliate Delaware International Advisers Ltd., manage several of the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion(SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. The Manager or Delaware International Advisers Ltd. also manages many of the investment options for the Delaware-Lincoln ChoicePlus Variable Annuity. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by ten leading money managers. See Delaware VIP Trust in Appendix B.

        The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Funds on behalf of the Class A Shares, after allowances to dealers, as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                         Fiscal Year Ended June 30, 2002
                                                     -----------------------------------------------------------------------
                                                         Total Amount of      Amounts Reallowed to
                                                     Underwriting Commission         Dealers         Net Commission to DDLP
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund                             $46,606                 $40,019                  $6,587
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund                                  -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund                                   -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund                    $185,299                $163,879                 $21,420
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                      $1,049,844                $993,593                 $56,251
---------------------------------------------------- ----------------------- ----------------------- -----------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                         Fiscal Year Ended June 30, 2002
                                                     -----------------------------------------------------------------------
                                                         Total Amount of      Amounts Reallowed to
                                                     Underwriting Commission         Dealers         Net Commission to DDLP
----------------------------------------------------------------------------------------------------------------------------
Delaware American Services Fund                              $3,059                  $2,587                    $472
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund                                  -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund                                   -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund                    $544,870                $473,349                 $71,521
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                      $2,870,972              $2,547,047                $323,925
---------------------------------------------------- ----------------------- ----------------------- -----------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                         Fiscal Year Ended June 30, 2002
                                                     -----------------------------------------------------------------------
                                                         Total Amount of      Amounts Reallowed to
                                                     Underwriting Commission         Dealers         Net Commission to DDLP
----------------------------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                              $94                   -----                     $94
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                               -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                                -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)               $1,355,469              $1,199,105                $156,364
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                      $1,972,188              $1,706,877                $265,311
----------------------------------------------------------------------------------------------------------------------------

(1)  Commenced operations on December 29, 1999.


       The Distributor received in the aggregate Limited CDSC payments with respect to the Fund's Class A Shares as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                             Limited CDSC Payments
                                                     -----------------------------------------------------------------------
                                                                          Fiscal Year Ended June 30,
                                                     -----------------------------------------------------------------------
                                                              2002                    2001                    2000
-----------------------------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                           -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                              -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                               -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)                       $4                  -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                            $174                  $1,619                 $15,382
----------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.


        The Distributor received in the aggregate CDSC payments with respect to the Fund's Class B Shares as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                   CDSC Payments
                                                     -----------------------------------------------------------------------
                                                                            Fiscal Year Ended June 30,
----------------------------------------------------------------------------------------------------------------------------
                                                               2002                    2001                    2000
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund(1)                           $1,858                    $209                    -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                               -----                    -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                                -----                    -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)                 $103,169                $163,686                    $20,516
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                        $665,834                $575,276                  $240,828
----------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

  The Distributor received CDSC payments with respect to the Fund's Class C Shares as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                CDSC Payments
                                                    -----------------------------------------------------------------------
                                                                          Fiscal Year Ended June 30,
                                                    -----------------------------------------------------------------------
                                                              2002                   2001                    2000
----------------------------------------------------------------------------------------------------------------------------
Delaware American Services Fund(1)                            $122                   $65                    -----
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                              -----                  -----                   -----
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                               -----                  -----                   -----
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)                  $3,495                 $21,386                  $9,684
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                        $43,469                 $47,876                 $13,142
----------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 29, 1999.

        The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to a Fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

        The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds III's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds III to delete the words "Delaware Group" from Equity Funds III's name.

        The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for a Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
        Equity Funds III has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of a Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects a Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes.

        All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

        Prior to September 6, 1994, Trend Fund A Class was known as Trend Fund class and Trend Fund Institutional Class was known as Trend Fund (Institutional) class. Effective August 16, 1999, the name of Trend Fund was changed to Delaware Trend Fund. Also effective on that date, corresponding changes were made to the names of the Fund's Classes. Class R Shares of the Funds was first offered on June 1, 2003.

        Effective as of August 29, 1997, the name of Delaware Group Trend Fund, Inc. was changed to Delaware Group Equity Funds III, Inc. and effective August 27, 1999, the name of Delaware Group Equity Funds III, Inc. was changed to Delaware Group Equity Funds III.

Noncumulative Voting
        Equity Funds III shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds III voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

        This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


FINANCIAL STATEMENTS

        Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds III and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended June 30, 2002 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

        Following is a summary of the investment objectives of the funds in the Delaware Investments family:

        Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

        Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

        Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

        Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

        Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

        Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

        Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

        Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

        Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

        Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

        Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

        Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.


        Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Diversified Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment-grade fixed-income securities and foreign government and other foreign fixed-income securities.

        Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.


        Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

        Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

        Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

        Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

       Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

       Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

       Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

       For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

       Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                                                    --------------------------------------------------------
Delaware Investments includes funds with a wide range of
investment objectives.  Stock funds, income funds, national and     DELAWARE GROUP EQUITY FUNDS III
state-specific tax-exempt funds, money market funds, global and
international funds and closed-end funds give investors the         --------------------------------------------------------
ability to create a portfolio that fits their personal financial
goals.  For more information, shareholders of the Classes A, B, C   Delaware Health Care Fund
and R Shares should contact their financial advisor or call         Delaware Small Cap Growth Fund
Delaware Investments at 800 523-1918 and shareholders of the
Institutional Classes should contact Delaware Investments at
800 510-4015.                                                       A CLASS
                                                                    B CLASS
                                                                    C CLASS
INVESTMENT MANAGER                                                  R CLASS
Delaware Management Company                                         INSTITUTIONAL CLASS
2005 Market Street                                                  --------------------------------------------------------
Philadelphia, PA 19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                                                 PART B
AND TRANSFER AGENT
Delaware Service Company, Inc.                                      STATEMENT OF
2005 Market Street                                                  ADDITIONAL INFORMATION
Philadelphia, PA 19103-7094                                         --------------------------------------------------------

LEGAL COUNSEL                                                       AUGUST 27, 2002
Stradley, Ronon, Stevens & Young, LLP                               (as amended MAY 1, 2003)
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7055

CUSTODIAN
Mellon Bank, N.A.                                                                    Delaware
One Mellon Center                                                                    Investments(SM)
Pittsburg, PA 15258                                                                  --------------------------------------
                                                                                     A member of Lincoln Financial Group(R)


                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 27, 2002

                            (as amended May 1, 2003)

                         DELAWARE GROUP EQUITY FUNDS III
                            Delaware Health Care Fund
                         Delaware Small Cap Growth Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

        For more information about the Institutional Class: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares, Class C Shares and Class R Shares:
                            Nationwide 800 523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500

        Delaware Group Equity Funds III ("Equity Funds III") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes shares of Delaware Health Care Fund and Delaware Small Cap Growth Fund (individually a "Fund" and collectively the "Funds"). Each Fund offers Class A Shares, Class B Shares, Class C Shares and Class R Shares (together referred to as the "Fund Classes") and an Institutional Class (together referred to as the "Institutional Classes"). Equity Funds III also offer Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund (formerly Delaware Research
Fund), Delaware Technology and Innovation Fund and Delaware Trend Fund, which is described in a separate Part B. All references to "shares" in this Part B refer to all classes of shares of Equity Funds III, except where noted.

        This Part B supplements the information contained in the current Prospectuses for the Fund Classes dated August 27, 2002 and the current Prospectuses for the Institutional Classes dated August 27, 2002, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting a Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors will be incorporated by reference from the Annual Report into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports will be able to be obtained, without charge, by calling 800 523-1918.

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TABLE OF CONTENTS                                  Page                                                                   Page
-------------------------------------------------------------------------------------------------------------------------------
Cover Page                                          1    Dividends and Realized Securities Profits Distributions           45
-------------------------------------------------------------------------------------------------------------------------------
Investment Policies                                 2    Taxes                                                             46
-------------------------------------------------------------------------------------------------------------------------------
Performance Information                             10   Investment Management Agreement                                   49
-------------------------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage                     15   Officers and Trustees                                             52
-------------------------------------------------------------------------------------------------------------------------------
Purchasing Shares                                   17   General Information                                               58
-------------------------------------------------------------------------------------------------------------------------------
Investment Plans                                    28   Financial Statements                                              61
-------------------------------------------------------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value      37   Appendix A--Investment Objectives of the Funds in the             62
                                                         Delaware Investments Family
-------------------------------------------------------
Redemption and Exchange                             38
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT POLICIES

Investment Restrictions
        Fundamental Investment Restrictions--Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

        A Fund shall not:

        1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The Delaware Health Care Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof) of its investment in the securities of issuers within various industries or industry groupings consistence with its name.

        2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

        3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

        4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

        5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

        6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

        Non-fundamental Investment Restrictions--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

        1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

        2. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

        The Funds may make the following investments consistent with their respective investment objective.

Equity Securities
        Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Warrants
        Each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Foreign Securities
        Each Fund may invest up to 20% of its net assets in foreign securities, although none of the Funds presently intends to invest in these securities. Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations.

        Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.

        There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Funds. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Funds by United States corporations.

ADRs
        Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Repurchase Agreements
        A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis. While a Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest excess cash balances.

        The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted and Illiquid Securities
        Each Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions in accordance with an exemption from the registration requirements under applicable securities laws or after registration. The Funds will not purchase illiquid assets, including such restricted securities, if more than 15% of the value of their respective assets would then consist of illiquid securities.

        Certain of the privately placed securities acquired by a Fund will be eligible for resale by the Fund pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers such as the fund.

        While maintaining oversight, the Board of Trustees of Equity Funds III has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's limitation in investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and then number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

        If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Borrowings
        Although each Fund is permitted under certain circumstances to borrow money and invest in investment company securities, it does not normally do so.

Portfolio Loan Transactions
        Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

        It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) a Fund must be able to terminate the loan after notice, at any time; 4) a Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of the Equity Funds III know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

        The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Options on Securities
        Delaware Health Care Fund and Delaware Small Cap Growth Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. Each Fund will not invest more than 15% of its assets in illiquid securities.

        A. Covered Call Writing--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

        During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

        With respect to options on actual portfolio securities owned by a Fund, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

        Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

        If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

        The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

        A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

        B. Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option.

        Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

        A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
        Each Fund may also engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

        Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

        As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

        A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

        A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Funds portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

        Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

        A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures Contracts and Options on Futures Contracts
        Delaware Health Care Fund and Delaware Small Cap Growth may enter into futures contracts on stocks and stock indices, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for a Fund.

        A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

        The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market." A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

        Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

        Each Fund may also purchase and write options on the types of futures contracts in which a Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

        At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

        To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures.

REITs
        Delaware Health Care Fund and Delaware Small Cap Growth Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

        A Fund's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

        REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

        REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Securities of Companies in the Financial Services Industry
        Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities a Fund may purchase.

        Each Fund may also purchase securities (not limited to equity or debt individually) of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities if the following conditions are met: (1) immediately after the purchase of any securities issuer's equity and debt securities, the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that securities issuer;
(2) immediately after a purchase of equity securities of a securities issuer, a Fund may not own more than 5% of the outstanding securities of that class of the securities issuer's equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, a Fund may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

        In applying the gross revenue test, an issuer's gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which its owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer's gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

        The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

Concentration
        In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

        From time to time, each Fund may state each Class' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information of each Class over additional periods of time.

        The average annual total rate of return for each Class will be based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations. Performance information for the Funds is not shown because they have not commenced operation as of the date of this Part B.

                                         n
                                 P(1 + T) = ERV
      Where:
                  P = a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                  T =   average annual total return;

                  n =   number of years;

                ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

        In presenting performance information for Class A Shares, the contingent deferred sales charge applicable only to certain redemptions of those shares ("Limited CDSC") will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

        Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in a Fund in the future.

        Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, a Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

        The performance of each Class (except Class R) of the Funds as shown below is the average annual total return quotations through June 30, 2002, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B and C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at June 30, 2002. The average annual total return for Class B and C Shares excluding deferred sales charge assumes the shares were not redeemed at June 30, 2002, and therefore does not reflect the deduction of a CDSC. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance. The 1-year returns are not provided because the Funds commenced operations after the close of the fiscal year. Returns for the Class B and Class C shares of Delaware Health Care Fund are not provided because these shares have not commenced operations as of the close of the fiscal year. No return information currently is provided for Class R.

                                                     Average Annual Total Returns(1)
-------------------------------------------------------------------------------------------------------------------------------
                                             Class A Shares                Class A Shares                Institutional
Delaware Health Care Fund                      (at Offer)                     (at NAV)                       Class
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02                               N/A                           N/A                          N/A
-------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)                                  -13.81%                       -13.84%                      -13.84%
-------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on July 31, 2001.

                                                     Average Annual Total Returns(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Class B Shares  Class B Shares Class C Shares  Class C Shares
                             Class A       Class A                     (Including        (Excluding     (Including      (Excluding
Delaware Small Cap            Shares        Shares      Institutional Deferred Sales     Deferred    Deferred Sales     Deferred
Growth Fund                 (at Offer)     (at NAV)        Class(3)     Charge)        Sales Charge)     Charge)      Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02            N/A           N/A            N/A             N/A            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)               -9.87        -4.35%         -4.24%          -9.47%         -4.71%          -5.66%         -4.71%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on July 31, 2001.

         From time to time, a Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index, the Dow Jones Industrial Average or the Russell 2000 Growth Index.

        Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecast growth values. These stocks are selected from the 2,000 smallest companies in the Russell 3000 Index which represent approximately 10% of the total market capitalization of the Russell 3000 Index. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stock traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depositary Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

        In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

        Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

        Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products and services.

        Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

        Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of a Fund and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware Investment Advisers ("DIA"), an affiliate of the Manager, including the number of such clients serviced by DIA.

        The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Fund through June 30, 2002. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but is also shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is not a guarantee of future results. The 1-year returns are not provided because the Funds commenced operations after the close of the fiscal year. Returns for the Class B Shares and Class C Shares of Delaware Health Care Fund are not provided because these shares have not commenced operations as of the close of the fiscal year.

                                                          Cumulative Total Returns(1)
--------------------------------------------------------------------------------------------------------------------------------
                                           Class A Shares                Class A Shares
Delaware Health Care Fund                    (at Offer)                     (at NAV)                 Institutional Class
--------------------------------------------------------------------------------------------------------------------------------
3 months ended 6/30/02                         -19.78%                       -14.89%                        -14.89%
--------------------------------------------------------------------------------------------------------------------------------
6 months ended 6/30/02                         -29.79%                       -25.54%                        -25.54%
--------------------------------------------------------------------------------------------------------------------------------
9 months ended 6/30/02                         -17.80%                       -12.81%                        -12.81%
--------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02                             N/A                           N/A                            N/A
--------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)                                -13.84%                       -13.84%                        -13.84%
--------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on July 31, 2001.

                                                     Cumulative Total Returns(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Class B Shares  Class B Shares Class C Shares  Class C Shares
                             Class A       Class A                     (Including        (Excluding     (Including      (Excluding
Delaware Small Cap            Shares        Shares      Institutional Deferred Sales     Deferred    Deferred Sales     Deferred
Growth Fund                 (at Offer)     (at NAV)        Class(3)     Charge)        Sales Charge)     Charge)      Sales Charge)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 6/30/02        -12.96%        -7.61%        -7.61%       -12.46%          -7.85%          -8.77%          -7.85%
-----------------------------------------------------------------------------------------------------------------------------------
6 months ended 6/30/02        -14.69%        -9.47%        -9.35%       -14.21%          -9.70%         -10.70%          -9.80%
-----------------------------------------------------------------------------------------------------------------------------------
9 months ended 6/30/02          6.69%        13.23%        13.37%         7.81%          12.81%          11.81%          12.81%
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 6/30/02            N/A           N/A           N/A           N/A             N/A             N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund(2)                -9.87%        -4.35%        -4.24%        -9.47%          -4.71%          -5.66%          -4.71%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2) Commenced operations on July 31, 2001.

Dollar-Cost Averaging
                  For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans -- Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Fund for the same time period.

                                                          Number
                        Investment     Price Per       of Shares
                            Amount         Share       Purchased

         Month 1              $100        $10.00              10
         Month 2              $100        $12.50               8
         Month 3              $100         $5.00              20
         Month 4              $100        $10.00              10
         -------------------------------------------------------
                              $400        $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased: 48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

        This example is for illustration purposes only. It is not intended to represent the actual performance of a Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
        When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. A Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

        Each Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

        During the past fiscal year, the aggregate dollar amounts of brokerage commissions were paid by the following Funds:

-------------------------------------------------------------------------------
                                                Fiscal Year Ended June 30, 2002
-------------------------------------------------------------------------------
Delaware Health Care Fund(1)                               $3,633
-------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)                         $14,794
-------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

        The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

        During their last fiscal year, portfolio transactions of the Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

--------------------------------------------------------------------------------
                                          Portfolio
                                         Transactions             Brokerage
                                           Amounts               Commissions
--------------------------------------------------------------------------------
Delaware Health Care Fund(1)               $168,684                 $362
--------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)        $1,390,092               $4,023
--------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

        As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Funds' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, each Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds III's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

        Consistent with the NASD Regulation, Inc. ("NASDRSM"), and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
        In investing for capital appreciation, a Fund may hold securities for any period of time. It is anticipated that, given each Fund's investment objective, Delaware Health Care Fund will generally have a portfolio turnover rate below 100% and Delaware Small Cap Growth Fund may be expected to engage in active and frequent trading of portfolio securities, which means that the portfolio turnover can be expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders. Total brokerage costs generally increase with higher portfolio turnover rates. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.

        The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

        During the past fiscal year, the portfolio turnover rate for the Funds were as follows:

-------------------------------------------------------------------------
                                                             2002
-------------------------------------------------------------------------
Delaware Health Care Fund(1)                                  76%
-------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)                            143%
-------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

PURCHASING SHARES

        The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds III or the Distributor.

        The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds III will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

        Selling dealers are responsible for transmitting orders promptly. Equity Funds III reserves the right to reject any order for the purchase of its shares of any Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. A Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

        A Fund reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

        A Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

        The NASDR(SM) has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds III and the Distributor intend to operate in compliance with these rules.

        Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Absent applicable fees waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

        Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Absent applicable fee waivers, Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

        Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Absent applicable fee waivers, Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

        Class R shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R shares are subject to annual 12b-1 Plan expenses for the life of the investment.

        Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

        See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

        Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B, Class C Shares and Class R Shares, of any expenses under that Fund's 12b-1 Plans.

        The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware Health Care Fund from the commencement of the public offering through February 28, 2003.

        Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds III for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements -- Class A, Class B and Class C Shares
        The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

        The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

        Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

        In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

        For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

        Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Class R Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
        Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
        As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

        For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

        An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

        During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

        In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

        All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
        Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

        Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

        Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
        Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

        Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of same Fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

        All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
        Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

        Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

        Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
        Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds III has adopted a separate 12b-1 Plan for each of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Funds (the "Plans"). Each Plan permits the Funds to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

        The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, a Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds III. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Equity Funds III's Board of Trustees may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for each Class of Delaware Health Care Fund through February 28, 2003.

        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

        From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreement have all been approved by the Board of Trustees of Equity Funds III, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds III and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares of a Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Equity Funds III having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Equity Funds III must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

        For the fiscal year ended June 30, 2002, 12b-1 Plan payments from Class A Shares, Class B Shares and Class C Shares (Class R Shares were not available for purchase during this period) of Delaware Small Cap Growth Fund were as follow.

-----------------------------------------------------------------------------------------------------
                                   Delaware Small Cap     Delaware Small Cap    Delaware Small Cap
                                      Growth Fund            Growth Fund            Growth Fund
                                       A Class(1)             B Class(1)             C Class(1)
-----------------------------------------------------------------------------------------------------
Advertising                                 -----                    $82                 -----
-----------------------------------------------------------------------------------------------------
Annual/Semi Annual Reports                    $50                   $101                 -----
-----------------------------------------------------------------------------------------------------
Broker Trails                                $796                   $605                  $777
-----------------------------------------------------------------------------------------------------
Broker Sales Charge                         -----                   $853                $1,675
-----------------------------------------------------------------------------------------------------
Dealer Service Expenses                     -----                  -----                 -----
-----------------------------------------------------------------------------------------------------
Interest on Broker Sales Charge             -----                   $463                  $103
-----------------------------------------------------------------------------------------------------
Commissions to Wholesalers                  -----                  -----                 -----
-----------------------------------------------------------------------------------------------------
Promotional-Broker Meetings                 -----                  -----                 -----
-----------------------------------------------------------------------------------------------------
Promotion-Other                               $11                   $156                   $22
-----------------------------------------------------------------------------------------------------
Prospectus Printing                           $15                    $61                   $51
-----------------------------------------------------------------------------------------------------
Telephone                                   -----                  -----                 -----
-----------------------------------------------------------------------------------------------------
Wholesaler Expenses                           $12                   $100                 -----
-----------------------------------------------------------------------------------------------------
Other                                       -----                  -----                 -----
-----------------------------------------------------------------------------------------------------
Total                                        $884                 $2,421                $2,628
-----------------------------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2002.

Other Payments to Dealers - Class A Shares, Class B Shares, Class C Shares and Class R Shares
        From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
        Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

        Current and former officers, Trustees/Directors and employees of Equity Funds III, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.

        Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

        Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

        Purchases of Class A Shares at net asset value also may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

        Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

        Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

        Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

        Equity Funds III must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
        Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

        With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

        Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

        A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

        The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
        The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds III which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

        Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
        In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

        The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
        In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
        Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

        Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

        A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

        Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

        Investors should consult their financial advisors or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
        Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

        The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Class R Shares
        Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple emplyees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments' retirement recordkeeping system that are offering R Class shares to participants.

Institutional Class
        The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and (f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans").

        Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
        Unless otherwise designated by Fund Class shareholders, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Fund Classes and the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

        Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
        Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in Delaware Investments, including a Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

        Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

        Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
        If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in a fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

        Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the same Fund. Holders of Class R Shares of a Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

        Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing proceeds from Eligible 529 Plans
        The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS - Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
        Direct Deposit Purchase Plan--Investors may arrange for any Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

        Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

        Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

        Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
        Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds III for proper instructions.

MoneyLine(SM) On Demand
        You or your investment dealer may request purchases of the Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
        Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

        Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

        Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

        This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
        To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

        The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C Shares and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

        An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

        Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
        An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

        Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

        Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

        Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

        Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

        It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

        Taxable distributions from the retirement plans described below may be subject to withholding.

        Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
        Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

Individual Retirement Account ("IRA")
        A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
        The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
        An individual can contribute up to $3,000 in his or her IRA through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan.

        In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

        The annual contribution limits through 2008 are as follows:

--------------------------------------------------------------------------------
  Calendar Year                Under Age 50            Age 50 and Above
--------------------------------------------------------------------------------
    2002-2004                     $3,000                    $3,500
--------------------------------------------------------------------------------
       2005                       $4,000                    $4,500
--------------------------------------------------------------------------------
    2006-2007                     $4,000                    $5,000
--------------------------------------------------------------------------------
       2008                       $5,000                    $6,000
--------------------------------------------------------------------------------

        Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 is still available if the taxpayer's AGI is below $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with income between $54,000 and $64,000, and for single individuals with incomes between $34,000 and $44,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

        Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions. The non-deductible contribution may not exceed the excess amount allowed as a deduction stated above over the amount actually allowed as a deduction under the AGI limitations.

        Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
        Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.
        A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

        (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

        (2) Substantially equal installment payments for a period certain of 10 or more years;

        (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

        (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

        (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
        For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 per year through 2004 can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2004 are the same as the regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

        Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

        Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previous deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply.

Education IRAs
        For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses.

        Beginning in 2002, the annual contribution that can be made for each designated beneficiary will be $2,000 and qualifying expenses are not limited to those related to higher education.

        Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation and extended day programs.

        The $2,000 annual limit is an addition to the annual contribution limit as applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

        Beginning in 2002, the modified AGI limit increases for couple filing jointly to $190,000 for a full contribution through $220,000 for a partial contribution. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

        Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

        Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Generally, tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

Group IRAs or Group Roth IRAs
         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

        Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

        Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
        A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
        Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
        Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
        Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
        Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
        A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
        A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

        Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and Institutional Class shares are effected at the net asset value per share next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

        The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

        An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, are included in a Fund's financial statements, which are incorporated by reference into this Part B.

        A Fund's net asset value per share is computed by adding the value of all the securities and other assets in a Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

        Each Class of a Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Class will not incur any of the expenses under Equity Funds III's 12b-1 Plans and Class A Shares, Class B Shares, Class C Shares and Class R Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

        You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

        Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

        Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

        In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

        Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

        Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

        Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

        If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

        In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

        Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds III has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

        The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

        Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

        Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
        You can write to a Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

        Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
        You may also write to a Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
        To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

        The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

        Neither the Funds nor their Transfer Agent are responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
        The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
        Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
        The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

        The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
        You or your investment dealer may request redemptions of the Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

Timing Accounts
        Redemptions of Timing Accounts--Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

        Right to Refuse Timing Accounts--With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or
(iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

        Restrictions on Timed Exchanges--Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

        Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

        Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
        Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Delaware Small Cap Growth Fund who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

        Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

        The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

        Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

        An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

        Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

        The Systematic Withdrawal Plan is not available for the Institutional Classes of the Funds or the Fund Classes of the Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
        For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

        The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

        Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

        In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
        The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions from an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pensions plans) (i) that purchases share through a retirement plan alliance, provided that Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.

                                      * * *

        In addition, the CDSC will be waived on the Funds' Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

        Delaware Health Care Fund and Delaware Small Cap Growth Fund will make payments from its net investment income and net realized securities profits, if any, once a year.

        All dividends and any capital gains distributions will be automatically reinvested for the shareholder in additional shares of the same Class at net asset value, unless a shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have file a new election in order begin receiving dividends in cash again. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

        Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

        Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

        It is each Fund's policy to pay out substantially all net investment income and net realized gains to shareholders to relieve itself of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. Such distributions are taxable as ordinary income or capital gain to those shareholders who are liable for federal income tax. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

        Distributions may also be subject to state and local taxes; shareholders are advised to consult with their tax advisors in this regard. Shares of each Fund will be exempt from Pennsylvania personal property taxes. The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-fee for federal tax purposes.

        Dividends representing net investment income or short-term capital gains are taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, are taxable as long-term capital gain regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions will not be affected by whether they are paid in cash or in additional shares. A portion of these distributions may be eligible for the dividends-received deduction for corporations. The portion of dividends, if any, paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. For the fiscal year ended June 30, 2002, none of the Funds had dividends from net investment income that qualified for the dividends-received deduction for corporations.

        If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The Funds' portfolio securities had an unrealized appreciation or unrealized depreciation for tax purposes for the fiscal year ended June 30, 2002 as follows:

------------------------------------------------------------------------------
                                       Fiscal Year Ended June 30, 2002
------------------------------------------------------------------------------
Delaware Health Care Fund(1)                $185,813 depreciation
------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)           $161,575 depreciation
------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2002

        Prior to purchasing shares of a Fund, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.

        A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

        Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

        Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

        All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

        If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

        Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

        In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain specific requirements, including:

        (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

        (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

        (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

        (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

        The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

        The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

        The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property;
2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

        Investment in Foreign Currencies and Foreign Securities--Each Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to a
Fund:

        Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

        If a Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

        Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Funds' income dividends paid to you.

        Investment in Passive Foreign Investment Company Securities--Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, a Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

        A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

        The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

        You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

INVESTMENT MANAGEMENT AGREEMENT

        The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds III's Board of Trustees.

        The Manager and its predecessors have been managing the funds in the Delaware Investments since 1938. On June 30, 2002, the Manager and its affiliates were supervising in the aggregate more than $85 billion in assets in the various insurance approximately $37,013,384,000, institutional or separately managed approximately $26,443,938,000 and investment company approximately $21,847,863,000 accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc

        The Investment Management Agreement for each Fund is dated August 27, 1999, as amended June 26, 2001 and was approved by the initial shareholder of each Fund on June 26, 2001. The Agreement has an initial term of two years. The Agreement may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds III who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds III or by the Manager. The Agreement will terminate automatically in the event of its assignment.

        The annual compensation paid by each Fund for investment management services is equal to the following fee rate which is based on the average daily net assets of a Fund:

--------------------------------------------------------------------------------
Delaware Health Care Fund          0.75% on the first $500 million;
                                   0.70% on the next $500 million;
                                   0.65% on the next $1.5 billion;
                                   0.60% on assets in excess of $2.5 billion
--------------------------------------------------------------------------------
Delaware Small Cap Growth Fund     1.00% on the first $250 million;
                                   0.90% on the next $250 million;
                                   0.75% on assets in excess of $500 million
--------------------------------------------------------------------------------

      The total net assets of each Fund as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                          Total Net Assets for the
                                      Fiscal Year Ended June 30, 2002
--------------------------------------------------------------------------------
Delaware Health Care Fund                    $1,725,489
--------------------------------------------------------------------------------
Delaware Small Cap Growth Fund               $4,624,006
--------------------------------------------------------------------------------

  The Manager received compensation from each Fund for the past three fiscal years as follows:

--------------------------------------------------------------------------------
Investment Management Fees                  Fiscal Year Ended June 30, 2002
--------------------------------------------------------------------------------
Delaware Health Care Fund(1)                $13,886 earned
                                            $-0- paid
                                            $13,886 waived
--------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)           $28,667 earned
                                            $-0- paid
                                            $28,667 waived
--------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

        Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by a Fund. The Manager pays the salaries of all trustees, officers and employees who are affiliated with both the Manager and each Fund.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
        The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under a Distribution Agreement dated April 19, 2001, as amended June 26, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

        Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary distributor pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware Group Premium Fund sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

--------------------------------------------------------------------------------------------------------
    Aggregate Value of Wholesaler Product Sales in                Compensation Paid to LFD
                    Calendar Year                           (% of NAV of Fund shares sold by LFD)
--------------------------------------------------------------------------------------------------------
$3.75 billion or less                                                       0.45%
--------------------------------------------------------------------------------------------------------
More than $3.75 billion, but less than $4.5 billion                         0.50%
--------------------------------------------------------------------------------------------------------
$4.5 billion and above                                                      0.55%
--------------------------------------------------------------------------------------------------------

        In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund. The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Shareholders Services Agreement dated April 19, 2001, as amended June 26, 2001. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

        Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of a Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

        The business and affairs of Equity Funds III are managed under the direction of its Board of Trustees.

        Certain officers and trustees of Equity Funds III hold identical positions in each of the other funds in the Delaware Investments family. On March 31, 2003, Equity Funds III's officers and trustees owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each Fund.

        As of March 31, 2003, management believes the following accounts held 5% or more of the outstanding shares of each Class of Equity Funds III. Equity Funds III has no knowledge of beneficial ownership.

-------------------------------------------------------------------------------------------------------------------
Class                                 Name and Address of Account                  Share Amount      Percentage
-------------------------------------------------------------------------------------------------------------------
Delaware Health Care Fund             Vincent A. Brancaccio                                423.180          60.38%
A Class                               3 Andrew Wyeth Way
                                      Marlton, NJ 08053-7217
-------------------------------------------------------------------------------------------------------------------
                                      Demian P. Wines                                      258.140          36.83%
                                      336 Roxborough Avenue
                                      Philadelphia, PA 19128-5010
-------------------------------------------------------------------------------------------------------------------
Delaware Health Care Fund             DMH Corporation                                  237,356.360          99.99%
Institutional Class                   2005 Market Street
                                      Philadelphia, PA 19103-7042
-------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Growth Fund        Merrill Lynch, Pierce, Fenner & Smith             27,388.190          18.12%
C Class                               Attn: Fund Administration SEC#
                                      4800 Deer Lake Drive East, 2nd Floor
                                      Jacksonville, FL 32246-6484
-------------------------------------------------------------------------------------------------------------------
                                      NFSC FEBO # APX-70912                              8,710.800           5.76%
                                      Carl Hewitt
                                      4718 Meridian Avenue, #150
                                      San Jose, CA 95118-2327
-------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Growth Fund        DMH Corporation                                  235,294.120          99.99%
Institutional Class                   2005 Market Street
                                      Philadelphia, PA 19103-7094
-------------------------------------------------------------------------------------------------------------------

        DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

        Trustees and principal officers of the Equity Funds III are noted below along with their ages and their business experience for the past five years.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                                Portfolios in
                               Position(s) Held                                                 Fund Complex
                                 with Equity     Length of Time     Principal Occupation(s)     Overseen by     Other Directorships
Name, Address and Birthdate       Funds III          Served           During Past 5 Years          Trustee         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes(1)            President, Chief     10 Years -      Mr. Downes has served in          107          Director/President
2005 Market Street                Executive        Executive           various executive                          - Lincoln National
Philadelphia, PA 19103-7094    Officer, Chief       Officer         capacities at different                          Convertible
                                  Financial                            times at Delaware                           Securities Fund,
January 8, 1940                  Officer and       4 Years -             Investments(2)                                  Inc.
                                   Trustee          Trustee
                                                                                                                  Director/President
                                                                                                                  - Lincoln National
                                                                                                                  Income Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                   Trustee          15 Years       Board Chairman - Citadel          107                 None
2005 Market Street                                                    Constructors, Inc.
Philadelphia, PA 19103-7094                                            (1989 - Present)

October 1, 1927

------------------------------------------------------------------------------------------------------------------------------------
John H. Durham                     Trustee         24 Years(3)         Private Investor              107          Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
Philadelphia, PA 19103-7094                                                                                           Foundation

August 7, 1937                                                                                                    President/Director
                                                                                                                 - 22 WR Corporation
------------------------------------------------------------------------------------------------------------------------------------
John A. Fry                        Trustee           2 Year         President - Franklin &           89(4)               None
2005 Market Street                                                     Marshall College
Philadelphia, PA 19103-7094                                          (June 2002 - Present)

May 28, 1960                                                      Executive Vice President -
                                                                  University of Pennsylvania
                                                                   (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                                Portfolios in
                               Position(s) Held                                                 Fund Complex
                                 with Equity     Length of Time     Principal Occupation(s)     Overseen by     Other Directorships
Name, Address and Birthdate       Funds III          Served           During Past 5 Years          Trustee         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
------------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                   Trustee          13 Years       Founder/Managing Director -        107               None
2005 Market Street                                                 Anthony Knerr & Associates
Philadelphia, PA 19103-7094                                          (Strategic Consulting)
                                                                        (1990 - Present)
December 7, 1938

------------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                       Trustee          14 Years        Treasurer/Chief Fiscal            107         Director - Recoton
2005 Market Street                                                Officer - National Gallery                         Corporation
Philadelphia, PA 19103-7094                                                 of Art
                                                                         (1994 - 1999)                           Director - Systemax
November 1, 1940                                                                                                         Inc.

                                                                                                                   Director - Andy
                                                                                                                  Warhol Foundation

------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                  Trustee          9 Years        President/Chief Executive          107         Director - Valmont
2005 Market Street                                               Officer - MLM Partners, Inc.                      Industries Inc.
Philadelphia, PA 19103-7094                                        (Small Business Investing
                                                                        and Consulting)                             Director - ACI
February 25, 1936                                                  (January 1993 - Present)                       Telecentrics Inc.

                                                                                                                  Director - Digital
                                                                                                                      River Inc.

                                                                                                                  Director - Rimage
                                                                                                                     Corporation

------------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                   Trustee          4 Years       Vice President/Treasurer -          107                None
2005 Market Street                                                      3M Corporation
Philadelphia, PA 19103-7094                                          (July 1995 - Present)

July 31, 1948                                                    Ms. Yeomans has held various
                                                                  management positions at 3M
                                                                    Corporation since 1983.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                                Portfolios in
                               Position(s) Held                                                 Fund Complex
                                 with Equity     Length of Time     Principal Occupation(s)     Overseen by     Other Directorships
Name, Address and Birthdate       Funds III          Served           During Past 5 Years          Trustee         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll(5)             Executive Vice       2 Year           President and Chief           107                None
2005 Market Street               President and                    Executive Officer - Delaware
Philadelphia, PA 19103-7094         Head of                               Investments(2)
                                 Fixed-Income                       (January 2003 - Present)
March 10, 1963
                                                                  Executive Vice President and
                                                                     Head of Fixed-Income -
                                                                      Delaware Investment
                                                                     Advisers, a series of
                                                                  Delaware Management Business
                                                                              Trust
                                                                   (August 2000 - January 2003)

                                                                    Senior Vice President and
                                                                    Director of Fixed-Income
                                                                    Process - Conseco Capital
                                                                           Management
                                                                    (June 1998 - August 2000)

                                                                       Managing Director -
                                                                   NationsBanc Capital Markets
                                                                   (February 1996 - June 1998)

------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro               Senior Vice       4 Years        Ms. Maestro has served in        107                None
2005 Market Street                President,                      various executive capacities
Philadelphia, PA 19103-7094     General Counsel                       at different times at
                                and Secretary                          Delaware Investments
November 26, 1957

------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                 Senior Vice       7 Years        Mr. Bishof has served in         107                None
2005 Market Street               President and                    various executive capacities
Philadelphia, PA 19103-7094        Treasurer                          at different times at
                                                                      Delaware Investments
August 18, 1962

------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of Equity Funds III's manager, distributor, accounting service provider and transfer agent.
(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including Equity Funds III's manager, principal underwriter and its transfer agent.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Fry is not a Trustee of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Effective January 2003, Mr. Driscoll began serving as chief executive officer of Equity Funds III's manager.

        Following is additional information regarding investment professionals affiliated with Equity Funds III.

------------------------------------------------------------------------------------------------------------------------------------
                                     Position(s) Held with                 Length of               Principal Occupation(s)
Name, Address and Birthdate            Equity Funds III                   Time Served                 During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey                     Managing Director and Chief              6 Years            During the past five years, Mr. Frey
2005 Market Street                 Investment Officer - Growth                                  has served in various capacities at
Philadelphia, PA 19103-7094                 Investing                                               different times at Delaware
                                                                                                           Investments.
February 7, 1946

------------------------------------------------------------------------------------------------------------------------------------
J. Paul Dokas                  Senior Vice President and Director           5 Years               During the past five years, Mr.
2005 Market Street                 of Research - Quantitative                                       Dokas has served in various
Philadelphia, PA 19103-7094                                                                      capacities at different times at
                                                                                                       Delaware Investments.
October 17, 1959

------------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors             Senior Vice President and Director           5 Years               During the past five years, Mr.
2005 Market Street                  of Research - Fundamental                                      Connors has served in various
Philadelphia, PA 19103-7094                                                                      capacities at different times at
                                                                                                       Delaware Investments.
October 7, 1953

------------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett                 Senior Vice President and               5 Years               During the past five years, Mr.
2005 Market Street                      Portfolio Manager                                          Bassett has served in various
Philadelphia, PA 19103-7094                                                                      capacities at different times at
                                                                                                       Delaware Investments.
February 8, 1954

------------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                     Senior Vice President and               5 Years               During the past five years, Mr.
2005 Market Street                      Portfolio Manager                                          Heffern has served in various
Philadelphia, PA 19103-7094                                                                      capacities at different times at
                                                                                                       Delaware Investments.
October 20, 1961

------------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                Vice President and Portfolio              4 Years            Vice President and Portfolio Manager
2005 Market Street                           Manager                                             - Delaware Investment Adviser, a
Philadelphia, PA 19103-7094                                                                        series of Delaware Management
                                                                                                          Business Trust
September 19, 1961                                                                                    (March 1998 - Present)

                                                                                                  Vice President - Bessemer Trust
                                                                                                              Company
                                                                                                    (May 1993 - February 1998)

------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                   Vice President and Portfolio              6 Years               During the past five years, Mr.
2005 Market Street                           Manager                                                Lampe has served in various
Philadelphia, PA 19103-7094                                                                      capacities at different times at
                                                                                                       Delaware Investments.
September 13, 1968

------------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                     Vice President and Portfolio              9 Years               During the past five years, Ms.
2005 Market Street                           Manager                                                Wachs has served in various
Philadelphia, PA 19103-7094                                                                      capacities at different times at
                                                                                                       Delaware Investments.
November 8, 1968

------------------------------------------------------------------------------------------------------------------------------------

        The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Aggregate Dollar Range of Equity Securities in
                                                                                    All Registered Investment Companies Overseen by
Name                               Dollar Range of Equity Securities in the Funds      Trustee in Family of Investment Companies
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                                         none                                        Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Walter A. Babich                                        none                                        Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
John H. Durham                                          none                                        Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
John A. Fry                                             none                                        Over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                        none                                      $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                            none                                       Over $100, 000
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                       none                                      $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                                        none                                            none
------------------------------------------------------------------------------------------------------------------------------------

                  The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Equity Funds III and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee/director or trustee for the Funds' fiscal year ended June 30, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of June 30, 2002. Only the independent trustees of Equity Funds III receive compensation from Equity Funds III.

---------------------------------------------------------------------------------------------------------------------------
                                                                                  Estimated
                                                      Pension or Retirement         Annual          Total Compensation from
                                                        Benefits Accrued           Benefits             the Investment
                               Aggregate Compensation       as Part of               Upon           Companies in Delaware
 Name                          from Equity Funds III      Fund Expenses           Retirement(1)          Investments(2)
---------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                        $132                    none               $55,000                  $76,414
---------------------------------------------------------------------------------------------------------------------------
John H. Durham                          $129                    none               $55,000                  $66,747
---------------------------------------------------------------------------------------------------------------------------
John A. Fry                             $129                    none               $44,362                  $53,775
---------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                        $129                    none               $55,000                  $67,247
---------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                            $131                    none               $55,000                  $74,747
---------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                       $130                    none               $55,000                  $71,747
---------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                        $130                    none               $55,000                  $71,747
---------------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of June 30, 2001, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent Trustee/Director (other than John A. Fry) currently receives a total annual retainer fee of $55,000 for serving as a Trustee/Director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry receives a total annual retainer fee of $44,362 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000 from all investment companies.

The Board of Trustees has the following committees:

        Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during the Trust's last fiscal year.

        Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee did not meet during the Trust's last fiscal year.

GENERAL INFORMATION

        Equity Funds III is an open-end management investment company. Equity Funds III originally was organized as a Delaware corporation in 1966. It was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware business trust on August 27, 1999.

        The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions of a Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

        Equity Funds III's Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

        The nature, extent and quality of the services provided by the investment advisor.

        The investment performance of the fund's assets managed by the investment advisor.

        The fair market value of the services provided by the investment advisor.

        Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

        The extent to which the investment advisor has realized or will realize economies of scale as the fund grows.

        Other benefits accruing to the investment advisor or its affiliates from its relationship with the fund.

        The investment advisor's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

        In reviewing the investment management agreements for the Funds, the Board of Trustees considered the Funds' performance relative to its peers and benchmark, the investment process and controls used in managing the Funds, the Funds' fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Funds and quality of other services provided to the Funds in addition to investment advice.

        The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Chairman and Chief Executive Officer, Charles E. Haldeman, Jr., and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board found that the Funds' performance was strong overall. The Board was pleased with staffing upgrades and additions that had occurred within the Funds' investment advisor(s) during the past year. The Board found the Funds' fees to be in line with fees charged to comparable funds in the industry.

        The Board also reviewed the quality of services performed by the investment advisor's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment advisor's affiliate for the quality of service it provided to Fund investors.

        The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

        The Manager and its affiliate Delaware International Advisers Ltd., manage the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion(SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. The Manager or Delaware International Advisers Ltd. also manages many of the investment options for the Delaware-Lincoln ChoicePlus Variable Annuity. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by ten leading money managers. See Delaware VIP Trust in Appendix B.

        The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Funds on behalf of the Class A Shares, after allowances to dealers, as follows:

---------------------------------------------------------------------------------------------------------
                                                      Fiscal Year Ended June 30, 2002
---------------------------------------------------------------------------------------------------------
                                      Total Amount of      Amounts Reallowed to
                                  Underwriting Commission         Dealers         Net Commission to DDLP
---------------------------------------------------------------------------------------------------------
Delaware Health Care Fund(1)              -----                 -----                  -----
---------------------------------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)        $15,000               $13,032                 $1,968
---------------------------------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

       The Distributor received in the aggregate Limited CDSC payments with respect to the Fund's Class A Shares as follows:

--------------------------------------------------------------------------------
                                               Limited CDSC Payments
--------------------------------------------------------------------------------
                                          Fiscal Year Ended June 30, 2002
--------------------------------------------------------------------------------
Delaware Health Care Fund(1)                           -----
--------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)                      -----
--------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

        The Distributor received in the aggregate CDSC payments with respect to the Fund's Class B Shares as follows:

--------------------------------------------------------------------------------
                                                        CDSC Payments
--------------------------------------------------------------------------------
                                               Fiscal Year Ended June 30, 2002
--------------------------------------------------------------------------------
Delaware Health Care Fund(1)                              -----
--------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)                          $874
--------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

The Distributor received CDSC payments with respect to the Fund's Class C Shares as follows:

--------------------------------------------------------------------------------
                                                   CDSC Payments
--------------------------------------------------------------------------------
                                          Fiscal Year Ended June 30, 2002
--------------------------------------------------------------------------------
Delaware Health Care Fund(1)                           -----
--------------------------------------------------------------------------------
Delaware Small Cap Growth Fund(1)                       $34
--------------------------------------------------------------------------------

(1) Commenced operations on July 31, 2001.

        The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to a Fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

        The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds III's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds III to delete the words "Delaware Group" from Equity Funds III's name.

        Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15258, is custodian of each Fund's securities and cash. As custodian for a Fund, Mellon maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
        Equity Funds III has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of a Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects a Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes.

        Beginning as of June 1, 2003, each fund began offering Class R Shares. All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

Noncumulative Voting
        Equity Funds III shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds III voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

        This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

        Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds III and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended June 30, 2002 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
             FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

         Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

         Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Diversified Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment-grade fixed-income securities and foreign government and other foreign fixed-income securities.

         Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                                Other Information


Item 23.       Exhibits

               (a)     Agreement and Declaration of Trust.

                       (1)      Agreement and Declaration of Trust (December 17,
                                1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                       (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

               (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

               (c) Copies of All Instruments Defining the Rights of Holders.

                       (1) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                       (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

               (d) Investment Management Agreement.

                       (1)      Investment Management Agreement (August 27,
                                1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 59 filed August 27, 1999.

                       (2) Executed Amendment No. 1 (December 22, 1999) to the Investment Management Agreement incorporated by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

                       (3) Executed Amendment No. 2 (June 26, 2001) to the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

               (e)     (1) Distribution Agreement.

                                (i) Form of Distribution Agreement (2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund attached as Exhibit.

                                (ii)     Executed Financial Intermediary
                                         Distribution Agreement (January 1,
                                         2001) between Delaware Distributors,
                                         L.P. and Lincoln Financial
                                         Distributors, Inc. on behalf of the
                                         Registrant incorporated into this
                                         filing be reference to Post-Effective
                                         Amendment No. 64 filed August 29, 2001.

                                (iii) Executed Appendix A (December 20, 2001) to the Financial Intermediary
                                         Distribution Agreement incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 65 filed
                                         June 28, 2002.

                       (2)      Dealer's Agreement. Dealer's Agreement (January
                                2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (5) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

               (f)     Inapplicable.

               (g)     Custodian Agreement.

                       (1) Executed Custodian Agreement (May 1, 1996) between JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

                                (i) Executed Amendment (July 1, 2001) to the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                                (ii) Executed Letter to add Delaware Group Equity Funds III, Inc.- Trend Fund to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 61 filed August 29, 2000.

                                (iii)    Executed Letter to add Delaware
                                         Technology and Innovation Fund,
                                         Delaware American Services Fund,
                                         Delaware Focused Value Fund (formerly
                                         Delaware Research Fund) and Delaware
                                         Focused Growth Fund (formerly Delaware
                                         Large Cap Growth Fund) to Custodian
                                         Agreement incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 62 filed April 12, 2001.

                       (2) Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

                                (i) Executed Amendment (October 3, 2001) to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (3) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.
..
                       (4) Executed Securities Lending Authorization (March 12, 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

               (h) Other Material Contracts.

                       (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                                (i)      Executed Amendment No. 1 (June 26,
                                         2001) to the Shareholder Services
                                         Agreement incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 65 filed June 28, 2002.

                                (ii) Executed Schedule B (May 16, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (2) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) with Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

                                (i) Executed Schedule B (May 16, 2002) to the Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to
                                         Post-Effective Amendment No. 65 filed
                                         June 28, 2002.

                                (ii) Executed Amendment No. 26 (May 1, 2003) to the Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit.

               (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 63 filed June 25, 2001.

               (j) Consent of Auditors. Incorporated into this filing by reference to Post-Effective.

               (k-l) Inapplicable.

               (m) Plans under Rule 12b-1.

                       (1) Plan under Rule 12b-1 for each Fund's Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (2) Plan under Rule 12b-1 for each Fund's Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (3) Plan under Rule 12b-1 for each Fund's Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed June 28, 2002.

                       (4) Plan under Rule 12b-1 for each Fund's Class R (May 1, 2003) attached as Exhibit.

               (n) Plan under Rule 18f-3. Attached as Exhibit.

               (o) Inapplicable.

               (p)     Codes of Ethics.

                       (1) Codes of Ethics for the Registrant, Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 61 filed August 29, 2000.

                       (2) Code of Ethics for Lincoln Financial Distributors, Inc. attached as Exhibit.

               (q) Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 58 filed
               June 25, 1999.

Item 26.       Business and Other Connections of Investment Adviser.

               Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware VIP Trust, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll                                  Chief Executive Officer and Trustee of Delaware Management Company (a series of Delaware Management Business Trust), DIAL Holding Company, Inc., Delaware
                                                  General Management, Inc. and Delaware Management Company, Inc.

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Holdings, Inc., DMH Corp, Delaware Investments U.S., Inc., Delaware
                                                  Distributors, Inc., Delaware Management Business Trust and Lincoln National
                                                  Investment Companies, Inc.

                                                  President/Chief Executive Officer of Delaware Investment Advisers, Delaware
                                                  Capital Management (each a series of Delaware Management Business Trust)
                                                  and Delaware Distributors, L.P.

                                                  President of Delaware Lincoln Cash Management (a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware Service Company, Inc., Retirement Financial Services,
                                                  Inc., LNC Administrative Services Corporation and HYPPCO Finance Company Ltd.

                                                  Executive Vice President/Head of Fixed Income of each fund in the Delaware
                                                  Investments Family of Funds


------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust)

                                                  Chairman/President/Chief Executive Officer and Director/Trustee of Delaware
                                                  Services Company, Inc., Retirement Financial Services, Inc. and LNC
                                                  Administrative Services Corporation

                                                  Chairman/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Trust Company

                                                  President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                                  Delaware Investments Family of Funds

                                                  President/Chief Operating Officer/Chief Financial Officer and Director/Trustee
                                                  of Delaware International Holdings Ltd.

                                                  President/Chief Operating Officer and Director/Trustee of Delaware General
                                                  Management, Inc.

                                                  President and Director of Delaware Management Company, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer
                                                  and Director/Trustee of Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Distributors, Inc., Delaware Management Business Trust, DIAL
                                                  Holding Company, Inc., Delaware Investments U.S., Inc. and Lincoln National
                                                  Investment Companies, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer of
                                                  Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln
                                                  Cash Management (each a series of Delaware Management Business Trust) and
                                                  Delaware Distributors, L.P.

                                                  Director of Delaware International Advisers Ltd.

                                                  President and Director of Lincoln National Income Fund, Inc. and Lincoln
                                                  National Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Managing Director/Chief Investment Officer - Fixed Income of Delaware
                                                  Management Company (a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Managing Director/Deputy Chief Investment Officer - Fixed Income of Delaware
                                                  Investment Advisers and Delaware Capital Management (each a series of Delaware
                                                  Management Business Trust)

                                                  Managing Director - Fixed Income of Delaware Management Holdings, Inc.,
                                                  Delaware Management Business Trust and Lincoln National Investment Companies,
                                                  Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer - Growth Investing of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Capital Management
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., Delaware Management Business Trust, Lincoln National
                                                  Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                                  Distributors, L.P., Delaware Distributors, Inc. and Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Operations and Director of Delaware  Management Trust
                                                  Company
------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Vice President/Senior Portfolio Manager of Delaware Capital Management  (a
                                                  series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Senior Vice President/Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Vice President/Senior Portfolio Manager of Delaware Capital Management (a
                                                  series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Capital Management (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc. and Delaware Distributors, L.P.

                                                  Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Manager of Investment Accounting of Delaware
                                                  International Holdings Ltd.

                                                  Senior Vice President/Treasurer of each fund in the Delaware Investments
                                                  Family of Funds

                                                  Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------


------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln
                                                  Cash Management (each a series of Delaware Management Business Trust),
                                                  Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company,
                                                  Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Delaware Investments
                                                  U.S., Inc., DIAL Holding Company, Inc., Lincoln National Investment Companies,
                                                  Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist                                     Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President of Lincoln National Income Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors Senior                         Vice President/Chief Investment Officer - Value Investing of Delaware
                                                  Management Company, Delaware Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Capital Management, Inc. and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Nancy M. Crouse                                   Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware
                                                  Investment Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------

Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers and
                                                  Delaware Capital Management (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
J. Paul Dokas                                     Senior Vice President/Director of Research - Quantitative of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
                                                  and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Trustee of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/ Treasurer/Controller of Delaware Management Company,
                                                  Delaware Lincoln Cash Management, Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                                  DMH Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Delaware Investments
                                                  U.S., Inc., DIAL Holding Company, Inc., Lincoln National Investment Companies,
                                                  Inc. and LNC Administrative Services Corporation

                                                  Executive Vice President/Chief Financial Officer/Treasurer and Director of
                                                  Delaware Management Trust Company

                                                  Executive Vice President/Chief Financial Officer of Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Treasurer/Corporate Controller of Delaware International
                                                  Holdings Ltd.

                                                  Senior Vice President/Controller of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Senior Vice President/Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                                  Investment Advisers, , Delaware Capital Management, Delaware Lincoln Cash
                                                  Management (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                                  Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Karina J. Istvan                                  Senior Vice President/Retail Investor Services of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Capital Management (each a series of
                                                  Delaware Management Business Trust), Delaware Distributors, Inc., Retirement
                                                  Financial Services, Inc., Delaware Distributors, L.P. and each fund in the
                                                  Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------


------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President/General Counsel/Secretary of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., DMH Corp., Inc., Delaware Management Trust Company, Delaware Management
                                                  Business Trust and Lincoln National Investment Companies, Inc.

                                                  Senior Vice President/Deputy General Counsel/Secretary of DIAL Holding
                                                  Company, Delaware Investments U.S., Inc., Delaware General Management, Inc.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Retirement
                                                  Financial Services, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds

                                                  Senior Vice President/Deputy General Counsel/Assistant Secretary of
                                                  Delaware International Holdings Ltd.

                                                  Senior Vice President/General Counsel/Secretary and Director of Delaware
                                                  Distributors, Inc. and Delaware Capital Management (a series of Delaware
                                                  Management Business Trust)

                                                  Senior Vice President/General Counsel/Secretary of Delaware Distributors,
                                                  L.P.

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Natalini                                 Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael S. Morris                                 Senior Vice President/Portfolio Manager of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)

                                                  Vice President/Senior Equity Analyst of each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware Management Company
                                                  (each a series of Delaware Management Business Trust) and Delaware Service
                                                  Company, Inc.

                                                  Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Assistant Treasurer of each fund in the Delaware
                                                  Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Timothy L. Rabe                                   Senior Vice President/Senior Portfolio Manager of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management
                                                  Company, Delaware Investment Advisers and Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Service Company, Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
David Starer1                                     Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge                                     Senior Vice President/Senior Research Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst of Delaware Management Company. Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter                                     Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust)

                                                  Vice President/Senior Municipal Bond Trader of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and of each fund in the Delaware Investments Family of Funds

                                                  Vice President/Portfolio Manager of Delaware Capital Management (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor                                   Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Capital Management (each a series of Delaware Management
                                                  Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL Holding
                                                  Company, Inc., Delaware Investments U.S., Inc., Delaware Management Company,
                                                  Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Management Trust Company, Delaware Distributors, L.P., Delaware
                                                  Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                                  Business Trust, Lincoln National Investment Companies, Inc., LNC
                                                  Administrative Services Corporation and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Scott E. Decatur2                                 Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investment Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Joseph F. DeMichele                               Vice President/High Grade Trading of Delaware Management Company (a series of
                                                  Delaware Management Business Trust)

                                                  Vice President/Senior High Grade Trading of Delaware Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company, Delaware Investment
                                                  Advisers, Delaware Lincoln Cash Management, Delaware Capital Management, Inc.
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                                  U.S., Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Retirement Financial Services, Inc., Delaware Distributors, L.P., Delaware
                                                  Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                                  Business Trust, Lincoln National Investment Companies, Inc., LNC
                                                  Administrative Services Corporation and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Assistant Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Clifford M. Fisher3                               Vice President/Senior Bond Trader of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Denise A. Franchetti                              Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
Brian Funk                                        Vice President/High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Service Company, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Brent C. Garrells                                 Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Capital Management (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Capital Management (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Jonathan Hatcher4                                 Vice President/Senior High Yield Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller - Corporate Accounting of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Capital Management (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Capital
                                                  Management, Inc. (each a series of Delaware Management Business Trust),
                                                  Delaware Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc.,
                                                  Delaware Investments U.S., Inc., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributor, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Lincoln National Investment Companies, Inc. and LNC Administrative Services
                                                  Corporation
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee-Lim                                    Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware General Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Vice President/Senior Equity Analyst of Delaware Capital Management (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John R. Murray5                                   Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware Management Business Trust)

                                                  Assistant Vice President/Senior Equity Analyst of Delaware Investment Advisers
                                                  (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brian L. Murray. Jr.6                             Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Capital Management
                                                  (each a series of Delaware Management Business Trust), Delaware Service
                                                  Company, Inc., Delaware Distributors, Inc., Retirement Financial Services,
                                                  Inc., Delaware Management Business Trust, Delaware Distributors, L.P., and
                                                  each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Capital Management (each a series of Delaware Management
                                                  Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                                  Management Company, Inc., Delaware Service Company, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Philip O. Obazee7                                 Vice President/Derivatives Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Capital
                                                  Management (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                                  Delaware Service Company, Inc., Retirement Financial Service, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL
                                                  Holding Company, Inc., Lincoln National Investment Companies, Inc. and LNC
                                                  Administrative Services Corporation
------------------------------------------------- --------------------------------------------------------------------------------
Kevin C. Schildt                                  Vice President/Senior Municipal Credit Analyst of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Vice President/Senior Research Analyst of each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President of Lincoln National Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager - Payroll of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Investments, U.S.,
                                                  Delaware General Management, Inc., Delaware Distributors, Inc., Delaware
                                                  Management Business Trust, Retirement Financial Services, Inc., Lincoln
                                                  Investment Companies, Inc. and LNC Administrative Services Corporation

                                                  Vice President/Assistant Treasurer of Delaware Capital Management (a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., DHM
                                                  Corp., DIAL Holding Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Distributors, L.P.,
------------------------------------------------- --------------------------------------------------------------------------------
Brenda L. Sprigman                                Vice President/Business Manager - Fixed Income of Delaware Management Company
                                                  and Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Matthew J. Stephens                               Vice President/Senior High Grade Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities & Administrative Services of Delaware Management
                                                  Company, Delaware Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Service Company, Inc., Delaware Distributors, L.P.
                                                  and Delaware Distributors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Chris Welker                                      Vice President/Senior High Grade Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright                                   Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

*Business Address is 2005 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
1   SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
2 QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002
3   VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002
4   SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002
5   TECHNCIAL TRANSFER ANALYST, U.S. Navy, 1998-2000
6   ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002
7 VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.
--------------------------------------------------------------------------------

Item 27. Principal Underwriters.
         ----------------------

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                  (b)(1) Information with respect to each officer or partner of principal underwriter:


--------------------------------------------- -------------------------------------------- -----------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                   General Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Investment Advisers                  Limited Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Capital Management                   Limited Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Jude T. Driscoll                              President/Chief Executive Officer            Executive Vice President/Head of Fixed
                                                                                           Income
--------------------------------------------- -------------------------------------------- -----------------------------------------
David K. Downes                               Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer              Financial Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Rene M. Campis                                Executive Vice President/Interim Head of     None
                                              Retail
--------------------------------------------- -------------------------------------------- -----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement Operations  None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Douglas L. Anderson                           Senior Vice President/Operations             None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Michael P. Bishof                             Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/Controller   Senior Vice President/ Corporate
                                                                                           Controller
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources        Senior Vice President/Human Resources
--------------------------------------------- -------------------------------------------- -----------------------------------------
Karina J. Istvan                              Senior Vice President/Retail Investor        Senior Vice President/Retail Investor
                                              Services                                     Services
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richelle S. Maestro                           Senior Vice President/General                Senior Vice President/Deputy General
                                              Counsel/Secretary                            Counsel/ Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
James L. Shields                              Senior Vice President/Chief Information      None
                                              Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Elisa C. Colkitt                              Vice President/Broker Dealer Operations &    None
                                              Service Support
--------------------------------------------- -------------------------------------------- -----------------------------------------
David F. Connor                               Vice President/Deputy General                Vice President/Deputy General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                      Vice President/Taxation
--------------------------------------------- -------------------------------------------- -----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services           None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Jeffrey M. Kellogg                            Vice President/Product Manager - Fixed       None
                                              Income & International
--------------------------------------------- -------------------------------------------- -----------------------------------------
Kevin S. Lee                                  Vice President/Assistant Controller          None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager   None
--------------------------------------------- -------------------------------------------- -----------------------------------------
David P. O'Connor                             Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Brian L. Murray, Jr.                          Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Robinder Pal                                  Vice President/Retail e-Business             None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richard  Salus                                Vice President/Assistant Controller          None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Gordon E. Searles                             Vice President/Client Services               None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Michael T. Taggart                            Vice President/Facilities & Administrative   None
                                              Services
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joseph T. Van Thuyne                          Vice President/Human Resources Generalist    None
--------------------------------------------- -------------------------------------------- -----------------------------------------

* Business address is 2005 Market Street, Philadelphia, PA 19103.

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as Financial Intermediary Distributor for all the mutual funds in the Delaware Investments family.

                  (b)(2) Information with respect to each officer or partner of LFD:

--------------------------------------------- --------------------------------------------- ----------------------------------------

Name and Principal Business Address*          Positions and Offices with LFD                Positions and Offices with Registrant
--------------------------------------------- --------------------------------------------- ----------------------------------------
Westley V. Thompson                           President/Chief Executive Officer/Director    None
--------------------------------------------- --------------------------------------------- ----------------------------------------
David M. Kittredge                            Senior Vice President/Chief Operating         None
                                              Officer/Director
--------------------------------------------- --------------------------------------------- ----------------------------------------
Margaret Skinner                              Senior Vice President                         None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Frederick J. Crawford**                       Vice President/Treasurer                      None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Patrick Caufield***                           Vice President/Chief Compliance Officer       None
--------------------------------------------- --------------------------------------------- ----------------------------------------
Cynthia A. Rose****                           Secretary                                     None
--------------------------------------------- --------------------------------------------- ----------------------------------------

--------- ----------------------------------------------------------------------
       *  2001 Market Street, Philadelphia, PA 19103.
      **  1500 Market Street, Philadelphia, PA 19103.
     ***  350 Church Street, Hartford, CT 06103
    ****  1300 Clinton Street, Fort Wayne, IN 46802
--------- ----------------------------------------------------------------------

                  (c)      Not Applicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street,
               Philadelphia, PA 19103-7094.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 28th day of April, 2003.

                                       DELAWARE GROUP EQUITY FUNDS III

                                       By:   /s/ David K. Downes
                                             -----------------------------------
                                                David K. Downes
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                           Title                                       Date
                 ---------                                           -----                                       ----



/s/ David K. Downes                            President/Chief Executive Officer/Chief Financial          April 28, 2003
------------------------------------           Officer (Principal Executive Officer/Principal
David K. Downes                                Accounting Officer) and Trustee


/s/ Walter P. Babich                *          Trustee                                                    April 28, 2003
-------------------------------------
Walter P. Babich


/s/ John H. Durham                  *          Trustee                                                    April 28, 2003
-------------------------------------
John H. Durham


/s/ John A. Fry                     *          Trustee                                                    April 28, 2003
-------------------------------------
John A. Fry


/s/ Anthony D. Knerr                *          Trustee                                                    April 28, 2003
-------------------------------------
Anthony D. Knerr


/s/ Ann R. Leven                    *          Trustee                                                    April 28, 2003
-------------------------------------
Ann R. Leven


/s/ Thomas F. Madison               *          Trustee                                                    April 28, 2003
-------------------------------------
Thomas F. Madison


/s/ Janet L. Yeomans                *          Trustee                                                    April 28, 2003
-------------------------------------
Janet L. Yeomans


                            * By: /s/ David K. Downes
                                  -------------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit
-----------                -------

EX-99.E1(i)       Form of Distribution Agreement (2003) between Delaware
                  Distributors, L.P. and the Registrant on behalf of each Fund

EX-99.H2(ii)      Executed Amendment No. 26 (May 1, 2003) to the Delaware
                  Investments Family of Funds Fund Accounting Agreement

EX-99.M4          Plan under Rule 12b-1 for each Fund's Class R (May 1, 2003)

EX-99.N           Plan under Rule 18f-3 (May 1, 2003)

EX-99.P2          Code of Ethics for Lincoln Financial Distributors, Inc.